                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-13

Statements of Changes in Net Assets........................................ F-24

Notes to Financial Statements.............................................. F-42

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund-Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Oppenheimer Variable Account Funds--High Income, Bond, Aggressive Growth, Capital Appreciation, and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Janus Aspen Series--Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth, and Worldwide Growth Portfolios; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the PIMCO Variable Insurance Trust-- Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Growth, and AIM V.I. Value Funds; the Dreyfus--Dreyfus Investment Portfolios--Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the MFS Variable Insurance Trust--MFS Investors Growth Stock, MFS Investors Trust, MFS New Discovery, and MFS Utility Series; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2001, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2001, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for the year or lesser period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                         GE Investments Funds, Inc.
                   -------------------------------------------------------------------------------------------------------------
                    S&P 500     Money    Total  International Real Estate Global    Mid-Cap                U.S.       Premier
                     Index     Market   Return     Equity     Securities  Income  Value Equity  Income    Equity   Growth Equity
                      Fund      Fund     Fund       Fund         Fund      Fund       Fund       Fund      Fund        Fund
                   ---------- --------- ------- ------------- ----------- ------- ------------ --------- --------- -------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (414,598
  shares,
  cost --
   $10,138,641)..  $8,785,341       --      --         --           --        --        --           --        --          --
 Money Market
  Fund (6,352,586
  shares,
  cost --
   $6,352,586)...         --  6,352,586     --         --           --        --        --           --        --          --
 Total Return
  Fund (68,221
  shares, cost --
   $1,039,935)...         --        --  988,521        --           --        --        --           --        --          --
 International
  Equity Fund
  (32,732 shares,
  cost --
   $363,351).....         --        --      --     271,024          --        --        --           --        --          --
 Real Estate
  Securities Fund
  (15,827 shares,
  cost --
   $224,013).....         --        --      --         --       233,916       --        --           --        --          --
 Global Income
  Fund (18,020
  shares, cost --
   $169,358).....         --        --      --         --           --    168,485       --           --        --          --
 Mid-Cap Value
  Equity Fund
  (60,248 shares,
  cost --
   $967,400).....         --        --      --         --           --        --    943,486          --        --          --
 Income Fund
  (101,797 share,
  cost --
   $1,263,907)...         --        --      --         --           --        --        --     1,248,036       --          --
 U.S. Equity Fund
  (100,730
  shares, cost --
   $3,428,729)...         --        --      --         --           --        --        --           --  3,244,517         --
 Premier Growth
  Equity Fund
  (27,828 shares,
  cost --
   $2,081,718)...         --        --      --         --           --        --        --           --        --    1,929,601
 Value Equity
  Fund (2,579
  shares, cost --
   $23,355)......         --        --      --         --           --        --        --           --        --          --
 Small-Cap Value
  Equity Fund
  (9,601 shares,
  cost --
   $113,614).....         --        --      --         --           --        --        --           --        --          --
Dividend
 Receivable......         --        --      --         --           --        --        --           --        --          --
Receivable from
 affiliate (note
 4)..............         --      1,696     --         --           --        --        --           --        --          --
Receivable for
 units sold......       1,447       --    2,633        --           --        739     3,655        3,120       --          500
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
 Total assets....   8,786,788 6,354,282 991,154    271,024      233,916   169,224   947,141    1,251,156 3,244,517   1,930,101
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       4,800     2,932     504        148          111        94       483          623     1,615         927
Payable for units
 withdrawn.......       1,895     2,988     --         --           233       --        --           --        --          --
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
 Total
  liabilities....       6,695     5,920     504        148          344        94       483          623     1,615         927
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
Net assets
 attributable to
 variable
 deferred annuity
 contractholders.. $8,780,093 6,348,362 990,650    270,876      233,572   169,130   946,658    1,250,533 3,242,902   1,929,174
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Outstanding
 units: Type I...     867,363   551,692  86,294     32,993       18,334    18,108    72,587      107,991   290,715     217,761
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Net asset value
 per unit: Type
 I...............  $     9.84     11.29   11.48       8.21        12.74      9.34     11.85        11.58     11.09        8.76
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Outstanding
 units: Type II..      24,366   108,666     --         --           --        --      9,068          --      2,014       2,290
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Net asset value
 per unit: Type
 II..............  $     9.17      1.01     --         --           --        --       9.54          --       9.24        9.31
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Outstanding
 units: Type
 III.............       2,381     9,904     --         --           --        --        --           --         28          29
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Net asset value
 per unit: Type
 III.............  $     9.16      1.01     --         --           --        --        --           --       9.23        9.30
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
                                 Small-Cap
                   Value Equity Value Equity
                       Fund         Fund
                   ------------ ------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (414,598
  shares,
  cost --
   $10,138,641)..        --           --
 Money Market
  Fund (6,352,586
  shares,
  cost --
   $6,352,586)...        --           --
 Total Return
  Fund (68,221
  shares, cost --
   $1,039,935)...        --           --
 International
  Equity Fund
  (32,732 shares,
  cost --
   $363,351).....        --           --
 Real Estate
  Securities Fund
  (15,827 shares,
  cost --
   $224,013).....        --           --
 Global Income
  Fund (18,020
  shares, cost --
   $169,358).....        --           --
 Mid-Cap Value
  Equity Fund
  (60,248 shares,
  cost --
   $967,400).....        --           --
 Income Fund
  (101,797 share,
  cost --
   $1,263,907)...        --           --
 U.S. Equity Fund
  (100,730
  shares, cost --
   $3,428,729)...        --           --
 Premier Growth
  Equity Fund
  (27,828 shares,
  cost --
   $2,081,718)...        --           --
 Value Equity
  Fund (2,579
  shares, cost --
   $23,355)......     23,241          --
 Small-Cap Value
  Equity Fund
  (9,601 shares,
  cost --
   $113,614).....        --       115,310
Dividend
 Receivable......        --           --
Receivable from
 affiliate (note
 4)..............        --           --
Receivable for
 units sold......        --           --
                   ------------ ------------
 Total assets....     23,241      115,310
                   ------------ ------------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............         11           54
Payable for units
 withdrawn.......        --           --
                   ------------ ------------
 Total
  liabilities....         11           54
                   ------------ ------------
Net assets
 attributable to
 variable
 deferred annuity
 contractholders..    23,230      115,256
                   ============ ============
Outstanding
 units: Type I...        --           --
                   ============ ============
Net asset value
 per unit: Type
 I...............        --           --
                   ============ ============
Outstanding
 units: Type II..      2,533        9,466
                   ============ ============
Net asset value
 per unit: Type
 II..............       9.17        10.74
                   ============ ============
Outstanding
 units: Type
 III.............        --         1,266
                   ============ ============
Net asset value
 per unit: Type
 III.............        --         10.73
                   ============ ============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance Products    Variable Insurance    Variable Insurance
                                       Fund                Products Fund II      Products Fund III
                          ------------------------------ -------------------- -----------------------
                           Equity-                         Asset              Growth &     Growth
                            Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ---------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (95,931 shares,
  cost -- $2,268,801)...  $2,182,424       --       --        --         --         --         --
 Growth Portfolio
  (70,692 shares,
  cost -- $3,147,296)...         --  2,375,954      --        --         --         --         --
 Overseas Portfolio
  (45,842 shares,
  cost -- $865,548).....         --        --   636,292       --         --         --         --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (27,140 shares,
  cost -- $422,054).....         --        --       --    393,799        --         --         --
 Contrafund Portfolio
  (153,445 shares,
  cost -- $3,786,695)...         --        --       --        --   3,088,852        --         --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (98,247
  shares, cost --
   $1,388,081)..........         --        --       --        --         --   1,295,880        --
 Growth Opportunities
  Portfolio (55,195
  shares, cost --
   $1,069,687)..........         --        --       --        --         --         --     835,096
Dividend Receivable.....         --        --       --        --         --         --         --
Receivable from
 affiliate (note 4).....         --        --       --        --         --         --         --
Receivable for units
 sold...................       2,904       --       --        155        --       1,687        --
                          ---------- ---------  -------   -------  ---------  ---------    -------
 Total assets...........   2,185,328 2,375,954  636,292   393,954  3,088,852  1,297,567    835,096
                          ---------- ---------  -------   -------  ---------  ---------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       1,169     1,418      369       229      1,828        703        490
Payable for units
 withdrawn..............         --      1,724      339       --           7        --         380
                          ---------- ---------  -------   -------  ---------  ---------    -------
 Total liabilities......       1,169     3,142      708       229      1,835        703        870
                          ---------- ---------  -------   -------  ---------  ---------    -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,184,159 2,372,812  635,584   393,725  3,087,017  1,296,864    834,226
                          ========== =========  =======   =======  =========  =========    =======
Outstanding units: Type
 I......................     205,859   220,112   76,209    38,600    292,608    129,686    107,227
                          ========== =========  =======   =======  =========  =========    =======
Net asset value per
 unit: Type I...........  $    10.61     10.78     8.34     10.20      10.55      10.00       7.78
                          ========== =========  =======   =======  =========  =========    =======
Outstanding units: Type
 II.....................         --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======
Net asset value per
 unit: Type II..........  $      --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======
Outstanding units: Type
 III....................         --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======
Net asset value per
 unit: Type III.........  $      --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance  Variable Insurance   Variable Insurance
                            Products Fund --   Products Fund II -- Products Fund III --
                             Service Class 2      Service Class 2     Service Class 2
                           ------------------- ------------------- ----------------------
                            Equity-                                 Growth &
                            Income    Growth       Contrafund        Income     Mid Cap
                           Portfolio Portfolio      Portfolio      Portfolio   Portfolio
                           --------- --------- ------------------- ----------  ----------
 Assets
 Investments in Variable
  Insurance Products
  Fund -- Service Class
  2, at fair value (note
  2):
  Equity-Income Portfolio
   (7,577 shares, cost --
    $166,476)............  $171,163      --             --                --           --
  Growth Portfolio (1,765
   shares, cost --
    $59,445).............       --    58,856            --                --           --
 Investments in Variable
  Insurance Products Fund
  II -- Service Class 2,
  at fair value (note 2):
  Contrafund Portfolio
   (1,820 shares, cost --
    $36,221).............       --       --          36,406               --           --
 Investments in Variable
  Insurance Products Fund
  III -- Service Class 2,
  at fair value (note 2):
  Growth & Income
   Portfolio (3,147
   shares, cost --
    $39,135).............       --       --             --             41,136          --
  Mid Cap Portfolio
   (5,859 shares, cost --
    $111,261)............       --       --             --                --       114,189
 Dividend Receivable.....       --       --             --                --           --
 Receivable from
  affiliate (note 4).....       --       --             --                --           --
 Receivable for units
  sold...................       --     2,125            --                290          218
                           --------   ------         ------         ---------   ----------
  Total assets...........   171,163   60,981         36,406            41,426      114,407
                           --------   ------         ------         ---------   ----------
 Liabilities
 Accrued expenses payable
  to affiliate (note 4)..        81       25             12                21           46
 Payable for units
  withdrawn..............       461      --             --                --           --
                           --------   ------         ------         ---------   ----------
  Total liabilities......       542       25             12                21           46
                           --------   ------         ------         ---------   ----------
 Net assets attributable
  to variable deferred
  annuity
  contractholders........  $170,621   60,956         36,394            41,405      114,361
                           ========   ======         ======         =========   ==========
 Outstanding units: Type
  I......................       --       --             --                --           --
                           ========   ======         ======         =========   ==========
 Net asset value per
  unit: Type I...........  $    --       --             --                --           --
                           ========   ======         ======         =========   ==========
 Outstanding units: Type
  II.....................    16,406    6,389          3,048             4,205        9,631
                           ========   ======         ======         =========   ==========
 Net asset value per
  unit: Type II..........  $   9.24     8.89           9.44              9.49        10.21
                           ========   ======         ======         =========   ==========
 Outstanding units: Type
  III....................     2,062      468            808               158        1,571
                           ========   ======         ======         =========   ==========
 Net asset value per
  unit: Type III.........  $   9.23     8.88           9.43              9.47        10.20
                           ========   ======         ======         =========   ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                Oppenheimer Variable Account
                                   Oppenheimer Variable Account Funds             Funds -- Class 2 Shares
                          ----------------------------------------------------- --------------------------------
                            High             Aggressive   Capital     Multiple    Global          Main Street
                           Income    Bond      Growth   Appreciation Strategies Securities      Growth & Income
                          Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA     Fund/VA           Fund/VA
                          -------- --------- ---------- ------------ ---------- -------------   ----------------
Assets
Investments in
 Oppenheimer Variable
 Accounts Fund, at fair
 value (note 2):
 High Income Fund/VA
  (103,250 shares,
  cost -- $955,520).....  $881,753       --        --          --         --                --                 --
 Bond Fund/VA (171,086
  shares, cost --
   $1,924,154)..........       --  1,917,869       --          --         --                --                 --
 Aggressive Growth
  Fund/VA (27,550
  shares, cost --
   $2,099,792)..........       --        --  1,121,825         --         --                --                 --
 Capital Appreciation
  Fund/VA (49,099
  shares, cost --
   $2,131,723)..........       --        --        --    1,796,054        --                --                 --
 Multiple Strategies
  Fund/VA (59,875
  shares, cost --
   $953,495)............       --        --        --          --     922,081               --                 --
Investments in
 Oppenheimer Variable
 Accounts Fund -- Class
 2 Shares, at fair value
 (note 2):
 Global Securities
  Fund/VA (1,736 shares,
  cost -- $38,252)......       --        --        --          --         --             39,556                --
 Main Street Growth &
  Income Bond Fund/VA
  (7,057 shares, cost --
   $130,859)............       --        --        --          --         --                --             133,739
Dividend Receivable.....       --        --        --          --         --                --                 --
Receivable from
 affiliate (note 4).....       --        --        --          --         --                --                 --
Receivable for units
 sold...................       508       868        57       2,703        --                 28                  8
                          -------- --------- ---------   ---------    -------     -------------     --------------
 Total assets...........   882,261 1,918,737 1,121,882   1,798,757    922,081            39,584            133,747
                          -------- --------- ---------   ---------    -------     -------------     --------------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       483     1,035       724         972        472                16                 64
Payable for units
 withdrawn..............       --        --        --          --           7               --                 --
                          -------- --------- ---------   ---------    -------     -------------     --------------
 Total liabilities......       483     1,035       724         972        479                16                 64
                          -------- --------- ---------   ---------    -------     -------------     --------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $881,778 1,917,702 1,121,158   1,797,785    921,602            39,568            133,683
                          ======== ========= =========   =========    =======     =============     ==============
Outstanding units: Type
 I......................    95,224   174,178   105,970     144,983     79,586               --                 --
                          ======== ========= =========   =========    =======     =============     ==============
Net asset value per
 unit: Type I...........  $   9.26     11.01     10.58       12.40      11.58               --                 --
                          ======== ========= =========   =========    =======     =============     ==============
Outstanding units: Type
 II.....................       --        --        --          --         --              3,283             12,321
                          ======== ========= =========   =========    =======     =============     ==============
Net asset value per
 unit: Type II..........  $    --        --        --          --         --               9.41               9.21
                          ======== ========= =========   =========    =======     =============     ==============
Outstanding units: Type
 III....................       --        --        --          --         --                924              2,197
                          ======== ========= =========   =========    =======     =============     ==============
Net asset value per
 unit: Type III.........  $    --        --        --          --         --               9.39               9.20
                          ======== ========= =========   =========    =======     =============     ==============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                     Federated Insurance
                                                                          Series --
                                  Federated Insurance Series            Service Shares
                          ------------------------------------------ -------------------
                          American    High             International     High Income
                          Leaders  Income Bond Utility Small Company        Bond
                          Fund II    Fund II   Fund II    Fund II          Fund II
                          -------- ----------- ------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (46,934 shares,
  cost -- $930,511).....  $903,483       --        --       --                --
 High Income Bond Fund
  II (40,405 shares,
  cost -- $372,307).....       --    311,927       --       --                --
 Utility Fund II (53,534
  shares, cost --
   $699,774)............       --        --    555,152      --                --
 International Small
  Company Fund II (21
  shares, cost --
   $116)................       --        --        --       117               --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (2,848 shares,
  cost -- $21,909)......       --        --        --       --             21,986
Dividend Receivable.....       --        --        --       --                --
Receivable from
 affiliate (note 4).....       --        --        --       --                --
Receivable for units
 sold...................       230       --        --       116               --
                          --------   -------   -------     ----            ------
 Total assets...........   903,713   311,927   555,152      233            21,986
                          --------   -------   -------     ----            ------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       480       182       297      --                  9
Payable for units
 withdrawn..............       --        --        --       --                --
                          --------   -------   -------     ----            ------
 Total liabilities......       480       182       297      --                  9
                          --------   -------   -------     ----            ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $903,233   311,745   554,855      233            21,977
                          ========   =======   =======     ====            ======
Outstanding units: Type
 I......................    86,104    35,628    66,291      --                --
                          ========   =======   =======     ====            ======
Net asset value per
 unit: Type I...........  $  10.49      8.75      8.37      --                --
                          ========   =======   =======     ====            ======
Outstanding units: Type
 II.....................       --        --        --        30             2,238
                          ========   =======   =======     ====            ======
Net asset value per
 unit: Type II..........  $    --        --        --      7.83              9.59
                          ========   =======   =======     ====            ======
Outstanding units: Type
 III....................       --        --        --       --                 53
                          ========   =======   =======     ====            ======
Net asset value per
 unit: Type III.........  $    --        --        --       --               9.58
                          ========   =======   =======     ====            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                        Janus Aspen Series
                          ------------------------------------------------------------------------------
                                     Aggressive           Worldwide Flexible  International   Capital
                           Balanced    Growth    Growth    Growth    Income      Growth     Appreciation
                          Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Balanced Portfolio
  (260,310 shares,
  cost -- $6,570,005)...  $5,875,207       --         --        --       --           --           --
 Aggressive Growth
  Portfolio (169,924
  shares, cost --
   $8,275,098)..........         --  3,734,940        --        --       --           --           --
 Growth Portfolio
  (159,807 shares,
  cost -- $4,800,297)...         --        --   3,176,961       --       --           --           --
 Worldwide Growth
  Portfolio (110,000
  shares, cost --
   $4,644,064)..........         --        --         --  3,139,411      --           --           --
 Flexible Income
  Portfolio (18,811
  shares, cost --
   $220,564)............         --        --         --        --   219,340          --           --
 International Growth
  Portfolio (70,402
  shares, cost --
   $2,516,420)..........         --        --         --        --       --     1,652,344          --
 Capital Appreciation
  Portfolio (224,723
  shares, cost --
   $6,539,332)..........         --        --         --        --       --           --     4,656,261
Dividend Receivable.....         --        --         --        --       --           --           --
Receivable from
 affiliate (note 4).....         --        --         --        --       --           --           --
Receivable for units
 sold...................         129     2,629        129       620    2,020          230          215
                          ---------- ---------  --------- ---------  -------    ---------    ---------
 Total assets...........   5,875,336 3,737,569  3,177,090 3,140,031  221,360    1,652,574    4,656,476
                          ---------- ---------  --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       3,519     2,608      1,991     1,973      121          995        2,945
Payable for units
 withdrawn..............         --        --         --        --       --           --           --
                          ---------- ---------  --------- ---------  -------    ---------    ---------
 Total liabilities......       3,519     2,608      1,991     1,973      121          995        2,945
                          ---------- ---------  --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $5,871,817 3,734,961  3,175,099 3,138,058  221,239    1,651,579    4,653,531
                          ========== =========  ========= =========  =======    =========    =========
Outstanding units: Type
 I......................     463,443   362,970    320,393   307,051   19,390      157,443      395,372
                          ========== =========  ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    12.67     10.29       9.91     10.22    11.41        10.49        11.77
                          ========== =========  ========= =========  =======    =========    =========
Outstanding units: Type
 II.....................         --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $      --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========
Outstanding units: Type
 III....................         --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========
Net asset value per
 unit: Type III.........  $      --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                     Janus Aspen Series -- Service Shares
                          ------------------------------------------------------------------------------------------
                          Global Life   Global   Aggressive             Capital              International Worldwide
                           Sciences   Technology   Growth   Balanced  Appreciation  Growth      Growth      Growth
                           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                          ----------- ---------- ---------- --------- ------------ --------- ------------- ---------
Assets
Investments in Janus
 Aspen Series -- Service
 Shares, at fair value
 (note 2):
 Global Life Sciences
  Portfolio (1,495
  shares, cost --
   $11,226).............    $11,589        --         --         --         --         --          --          --
 Global Technology
  Portfolio (5,293
  shares, cost --
   $20,642).............        --      21,596        --         --         --         --          --          --
 Aggressive Growth
  Portfolio (1,627
  shares, cost --
   $34,232).............        --         --      35,349        --         --         --          --          --
 Balanced Portfolio
  (14,958 shares,
  cost -- $348,787).....        --         --         --     348,678        --         --          --          --
 Capital Appreciation
  Portfolio (2,379
  shares, cost --
   $48,722).............        --         --         --         --      48,932        --          --          --
 Growth Portfolio (2,028
  shares, cost --
   $40,484).............        --         --         --         --         --      40,082         --          --
 International Growth
  Portfolio (812 shares,
  cost -- $18,359)......        --         --         --         --         --         --       18,912         --
 Worldwide Growth
  Portfolio (850 shares,
  cost -- $23,423)......        --         --         --         --         --         --          --       24,136
Dividend Receivable.....        --         --         --         --         --         --          --          --
Receivable from
 affiliate (note 4).....        --         --         --         --         --         --          --          --
Receivable for units
 sold...................        --         --         304      1,605        --         --          --          304
                            -------     ------     ------    -------     ------     ------      ------      ------
 Total assets...........     11,589     21,596     35,653    350,283     48,932     40,082      18,912      24,440
                            -------     ------     ------    -------     ------     ------      ------      ------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..          6         10         17        163         24         19           7          11
Payable for units
 withdrawn..............        --         --         --         --         --         --          --          --
                            -------     ------     ------    -------     ------     ------      ------      ------
 Total liabilities......          6         10         17        163         24         19           7          11
                            -------     ------     ------    -------     ------     ------      ------      ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $11,583     21,586     35,636    350,120     48,908     40,063      18,905      24,429
                            =======     ======     ======    =======     ======     ======      ======      ======
Outstanding units: Type
 I......................        --         --         --         --         --         --          --          --
                            =======     ======     ======    =======     ======     ======      ======      ======
Net asset value per
 unit: Type I...........    $   --         --         --         --         --         --          --          --
                            =======     ======     ======    =======     ======     ======      ======      ======
Outstanding units: Type
 II.....................      1,137      2,389      4,528     33,503      3,985      4,940       1,742       2,421
                            =======     ======     ======    =======     ======     ======      ======      ======
Net asset value per
 unit: Type II..........    $ 10.19       7.93       7.87       9.72       8.58       8.11        8.55        8.54
                            =======     ======     ======    =======     ======     ======      ======      ======
Outstanding units: Type
 III....................        --         333        --       2,523      1,718        --          470         440
                            =======     ======     ======    =======     ======     ======      ======      ======
Net asset value per
 unit: Type III.........    $   --        7.93        --        9.70       8.57        --         8.54        8.53
                            =======     ======     ======    =======     ======     ======      ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                PBHG Insurance Series   Goldman Sachs Variable     Salomon Brothers Variable
                         Alger American Fund         Fund, Inc.            Insurance Trust             Series Funds Inc.
                       ------------------------ ----------------------  ------------------------- ---------------------------
                                                   PBHG
                           Small      LargeCap  Large Cap      PBHG                                                    Total
                       Capitalization  Growth     Growth    Growth II   Growth and    Mid Cap     Strategic Investors Return
                         Portfolio    Portfolio Portfolio   Portfolio   Income Fund  Value Fund   Bond Fund   Fund     Fund
                       -------------- --------- ----------  ----------  ------------ ------------ --------- --------- -------
Assets
Investments in Alger
 American Fund, at
 fair value (note 2):
 Small Capitalization
  Portfolio (52,984
  shares, cost --
   $1,462,176).......     $876,880          --          --          --          --            --       --        --       --
 LargeCap Growth
  Portfolio (33,785
  shares, cost --
   $1,744,884).......          --     1,242,284         --          --          --            --       --        --       --
Investments in PBHG
 Insurance Series
 Fund, Inc., at fair
 value (note 2):
 PBHG Large Cap
  Growth Portfolio
  (55,418 shares,
  cost --
   $1,439,478).......          --           --      975,363         --          --            --       --        --       --
 PBHG Growth II
  Portfolio (53,731
  shares, cost --
   $1,266,685).......          --           --          --      603,939         --            --       --        --       --
Investments in
 Goldman Sachs
 Variable Insurance
 Trust, at fair value
 (note 2):
 Growth and Income
  Fund (43,774
  shares, cost --
   $450,316).........          --           --          --          --      408,413           --       --        --       --
 Mid Cap Value Fund
  (131,881 shares,
  cost --
   $1,316,459).......          --           --          --          --          --      1,488,936      --        --       --
Investments in
 Salomon Brothers
 Variable Series
 Funds Inc., at fair
 value (note 2):
 Strategic Bond Fund
  (15,713 shares,
  cost $159,738).....          --           --          --          --          --            --   157,441       --       --
 Investors Fund
  (19,312 shares,
  cost -- $254,630)..          --           --          --          --          --            --       --    247,007      --
 Total Return Fund
  (9,788 shares,
  cost -- $103,523)..          --           --          --          --          --            --       --        --   101,696
Dividend Receivable..          --           --          --          --          --            --       --        --       --
Receivable from
 affiliate (note 4)..          --           --          --          --          --            --       --        --       --
Receivable for units
 sold................          195          451         --          141         300           --       --      2,248      --
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
 Total assets........      877,075    1,242,735     975,363     604,080     408,713     1,488,936  157,441   249,255  101,696
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)............          540          742         530         378         221           824       72       119       48
Payable for units
 withdrawn...........          --           --          --          --          --            549      --        --       --
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
 Total liabilities...          540          742         530         378         221         1,373       72       119       48
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
Net assets
 attributable to
 variable deferred
 annuity
 contractholders.....     $876,535    1,241,993     974,833     603,702     408,492     1,487,563  157,369   249,136  101,648
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Outstanding units:
 Type I..............      120,238      116,401      81,850      62,951      49,039       110,847   14,114    22,165    9,589
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Net asset value per
 unit: Type I........     $   7.29        10.67       11.91        9.59        8.33         13.42    11.15     11.24    10.60
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Outstanding units:
 Type II ............          --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Net asset value per
 unit: Type II.......     $    --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Outstanding units:
 Type III............          --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Net asset value per
 unit: Type III......     $    --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                   PIMCO Variable Insurance Trust           AIM Variable Insurance Funds
                          ------------------------------------------------ ------------------------------
                                    Long-Term U.S.                           AIM V.I.
                           Foreign    Government   High Yield Total Return   Capital    AIM V.I. AIM V.I.
                            Bond         Bond         Bond        Bond     Appreciation  Growth   Value
                          Portfolio   Portfolio    Portfolio   Portfolio       Fund       Fund     Fund
                          --------- -------------- ---------- ------------ ------------ -------- --------
Assets
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (1,932 shares, cost --
   $18,993).............   $18,725         --           --          --           --         --       --
 Long-Term U.S.
  Government Bond
  Portfolio (23,090
  shares, cost --
   $255,435)............       --      237,139          --          --           --         --       --
 High Yield Bond
  Portfolio (7,235
  shares, cost --
   $56,923).............       --          --        57,012         --           --         --       --
 Total Return Bond
  Portfolio (23,181
  shares, cost --
   $234,182)............       --          --           --      229,259          --         --       --
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (1,904 shares, cost --
   $42,652).............       --          --           --          --        41,361        --       --
 AIM V.I. Growth Fund
  (2,546 shares, cost --
   $40,516).............       --          --           --          --           --      41,681      --
 AIM V.I. Value Fund
  (7,328 shares, cost
  $172,590).............       --          --           --          --           --         --   171,115
Dividend Receivable.....        50         874          329         550          --         --       --
Receivable from
 affiliate (note 4).....       --          --           --          --           --         --       --
Receivable for units
 sold...................       --          538          --          805          --         --     1,675
                           -------     -------       ------     -------       ------     ------  -------
 Total assets...........    18,775     238,551       57,341     230,614       41,361     41,681  172,790
                           -------     -------       ------     -------       ------     ------  -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        10         123           26         105           18         19       84
Payable for units
 withdrawn..............       --          --           --          --           --         --       --
                           -------     -------       ------     -------       ------     ------  -------
 Total liabilities......        10         123           26         105           18         19       84
                           -------     -------       ------     -------       ------     ------  -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $18,765     238,428       57,315     230,509       41,343     41,662  172,706
                           =======     =======       ======     =======       ======     ======  =======
Outstanding units: Type
 I......................       --          --           --          --           --         --       --
                           =======     =======       ======     =======       ======     ======  =======
Net asset value per
 unit: Type I...........   $   --          --           --          --           --         --       --
                           =======     =======       ======     =======       ======     ======  =======
Outstanding units: Type
 II.....................     1,017      12,309        5,392      13,530        4,333      4,761   14,343
                           =======     =======       ======     =======       ======     ======  =======
Net asset value per
 unit: Type II..........   $ 10.35       10.67        10.04       10.56         8.92       8.75     9.06
                           =======     =======       ======     =======       ======     ======  =======
Outstanding units: Type
 III....................       797      10,046          317       8,306          302        --     4,725
                           =======     =======       ======     =======       ======     ======  =======
Net asset value per
 unit: Type III.........   $ 10.34       10.66        10.03       10.55         8.91        --      9.05
                           =======     =======       ======     =======       ======     ======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                                               Rydex
                                       Dreyfus                        MFS Variable Insurance Trust         Variable Trust
                         ------------------------------------ -------------------------------------------- --------------
                         Dreyfus Investment    The Dreyfus        MFS         MFS
                           Portfolios --        Socially       Investors   Investors  MFS New
                          Emerging Markets     Responsible    Growth Stock   Trust   Discovery MFS Utility
                             Portfolio      Growth Fund, Inc.    Series     Series    Series     Series       OTC Fund
                         ------------------ ----------------- ------------ --------- --------- ----------- --------------
Assets
Investments in Dreyfus,
 at fair value (note
 2):
 Dreyfus Investment
  Portfolios --
   Emerging Markets
  Portfolio
  (254 shares, cost --
   $2,198).............        $2,411               --              --         --        --         --           --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (328
  shares,
  cost -- $8,773)......           --              8,757             --         --        --         --           --
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Investors Growth
  Stock Series (2,472
  shares, cost --
   $23,196)............           --                --           23,901        --        --         --           --
 MFS Investors Trust
  Series (1,399 shares,
  cost -- $23,152).....           --                --              --      23,903       --         --           --
 MFS New Discovery
  Series (273 shares,
  cost -- $4,033)......           --                --              --         --      4,149        --           --
 MFS Utility Series
  (2,464 shares,
  cost -- $39,047).....           --                --              --         --        --      39,184          --
Investments in Rydex
 Variable Trust, at
 fair value (note 2):
 OTC Fund (179 shares,
  cost -- $2,667)......           --                --              --         --        --         --         2,649
Dividend Receivable....           --                --              --         --        --         --           --
Receivable from
 affiliate (note 4)....           --                --              --         --        --         --           --
Receivable for units
 sold..................           --                290             --          83       --         --           --
                               ------             -----          ------     ------     -----     ------        -----
 Total assets..........         2,411             9,047          23,901     23,986     4,149     39,184        2,649
                               ------             -----          ------     ------     -----     ------        -----
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............             1                 2              11         12         2         18            1
Payable for units
 withdrawn.............           --                --              --         --        --         --           --
                               ------             -----          ------     ------     -----     ------        -----
 Total liabilities.....             1                 2              11         12         2         18            1
                               ------             -----          ------     ------     -----     ------        -----
Net assets attributable
 to variable deferred
 annuity
 contractholders.......        $2,410             9,045          23,890     23,974     4,147     39,166        2,648
                               ======             =====          ======     ======     =====     ======        =====
Outstanding units: Type
 I.....................           --                --              --         --        --         --           --
                               ======             =====          ======     ======     =====     ======        =====
Net asset value per
 unit: Type I..........        $  --                --              --         --        --         --           --
                               ======             =====          ======     ======     =====     ======        =====
Outstanding units: Type
 II....................           245             1,048           2,249      2,238       428      4,890          308
                               ======             =====          ======     ======     =====     ======        =====
Net asset value per
 unit: Type II.........        $ 9.82              8.63            8.68       9.00      9.70       7.91         8.59
                               ======             =====          ======     ======     =====     ======        =====
Outstanding units: Type
 III...................           --                --              504        426       --          62          --
                               ======             =====          ======     ======     =====     ======        =====
Net asset value per
 unit: Type III........        $  --                --             8.67       8.99       --        7.90          --
                               ======             =====          ======     ======     =====     ======        =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                    Alliance Variable Products
                                                         Series Fund, Inc.
                                                   -----------------------------
                                                    Growth
                                                      and     Premier
                                                    Income    Growth    Quasar
                                                   Portfolio Portfolio Portfolio
                                                   --------- --------- ---------
Assets
Investments in Alliance Variable Product Series
 Fund Inc., at fair value (note 2):
 Growth and Income Portfolio (20,847 shares,
  cost -- $451,094)..............................  $459,260       --       --
 Premier Growth Portfolio (8,292 shares, cost --
   $200,502).....................................       --    207,291      --
 Quasar Portfolio (363 shares, cost -- $3,255)...       --        --     3,628
Dividend Receivable..............................       --        --       --
Receivable from affiliate (note 4)...............       --        --       --
Receivable for units sold........................     1,838       --       --
                                                   --------   -------    -----
 Total assets....................................   461,098   207,291    3,628
                                                   --------   -------    -----
Liabilities
Accrued expenses payable to affiliate (note 4)...       218       101        2
Payable for units withdrawn......................       --        617      --
                                                   --------   -------    -----
 Total liabilities...............................       218       718        2
                                                   --------   -------    -----
Net assets attributable to variable deferred
 annuity contractholders.........................  $460,880   206,573    3,626
                                                   ========   =======    =====
Outstanding units: Type I........................       --        --       --
                                                   ========   =======    =====
Net asset value per unit: Type I.................  $    --        --       --
                                                   ========   =======    =====
Outstanding units: Type II.......................    32,844    20,916      386
                                                   ========   =======    =====
Net asset value per unit: Type II................  $   9.29      8.85     9.39
                                                   ========   =======    =====
Outstanding units: Type III......................    16,785     2,429      --
                                                   ========   =======    =====
Net asset value per unit: Type III...............  $   9.28      8.84
                                                   ========   =======    =====

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                        GE Investments Funds, Inc.
                         --------------------------------------------------------------------------------------------
                          S&P 500    Money   Total   International Real Estate Global    Mid-Cap               U.S.
                           Index    Market  Return      Equity     Securities  Income  Value Equity Income    Equity
                           Fund      Fund    Fund        Fund         Fund      Fund       Fund      Fund      Fund
                         ---------  ------- -------  ------------- ----------- ------  ------------ -------  --------
                                                       Year Ended December 31, 2001
                         --------------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $  90,436  216,767  25,252       2,590       7,863       --       6,507     59,747    21,990
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    96,368   79,599   8,930       3,484       2,249     2,371      8,021     11,324    30,030
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............        97       41     --          --          --        --          37        --          9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............         9        5     --          --          --        --         --         --          1
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Net investment income
 (expense)..............    (6,038) 137,122  16,322        (894)      5,614    (2,371)    (1,551)    48,423    (8,050)
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (240,383)     --   (1,970)     (4,466)      2,529       284      1,049      3,511   (21,638)
 Unrealized appreciation
  (depreciation)........  (748,036)     --  (41,009)    (60,554)      6,752    (1,193)   (39,008)   (15,928) (151,900)
 Capital gain
  distributions.........   108,993      --   12,226       1,135       2,228       --      33,284        --     11,802
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  (879,426)     --  (30,753)    (63,885)     11,509      (909)    (4,675)   (12,417) (161,736)
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Increase (decrease) in
 net assets from
 operations............. $(885,464) 137,122 (14,431)    (64,779)     17,123    (3,280)    (6,226)    36,006  (169,786)
                         =========  ======= =======     =======      ======    ======    =======    =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    GE Investments Funds, Inc. (continued)
                               -------------------------------------------------
                                  Premier         Value           Small-Cap
                               Growth Equity      Equity         Value Equity
                                   Fund            Fund              Fund
                               ------------- ---------------- ------------------
                                               Period From       Period From
                                Year Ended   November 6, 2001 September 17, 2001
                               December 31,  to December 31,   to December 31,
                                   2001            2001              2001
                               ------------- ---------------- ------------------
Investment income:
 Income -- Ordinary
  dividends..................    $   1,835          131               341
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type I (note 4)...........       19,177          --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type II (note 4)..........            8           11                46
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type III (note 4).........            1          --                  7
                                 ---------         ----             -----
Net investment income
 (expense)...................      (17,351)         120               288
                                 ---------         ----             -----
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....      (12,798)         --                  4
 Unrealized appreciation
  (depreciation).............     (135,409)        (114)            1,696
 Capital gain distributions..       56,373          --              3,053
                                 ---------         ----             -----
Net realized and unrealized
 gain (loss) on investments..      (91,834)        (114)            4,753
                                 ---------         ----             -----
Increase (decrease) in net
 assets from operations......    $(109,185)           6             5,041
                                 =========         ====             =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Variable Insurance           Variable Insurance    Variable Insurance
                                 Products Fund              Products Fund II      Products Fund III
                         -------------------------------  -------------------- ------------------------
                          Equity-                           Asset              Growth &      Growth
                           Income    Growth    Overseas    Manager  Contrafund  Income    Opportunities
                         Portfolio  Portfolio  Portfolio  Portfolio Portfolio  Portfolio    Portfolio
                         ---------  ---------  ---------  --------- ---------- ---------  -------------
                                  Year ended                   Year ended            Year ended
                               December 31, 2001           December 31, 2001      December 31, 2001
                         -------------------------------  -------------------- ------------------------
Investment income:
 Income -- Ordinary
  dividends............. $  20,281     1,662     22,838     10,626     24,331    11,649        2,652
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type I (note 4).......    24,515    32,785      7,828      4,632     44,451    15,737       10,903
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type II (note 4)......       --        --         --         --         --        --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type III (note 4).....       --        --         --         --         --        --           --
                         ---------  --------   --------    -------   --------  --------     --------
Net investment income
 (expense)..............    (4,234)  (31,123)    15,010      5,994    (20,120)   (4,088)      (8,251)
                         ---------  --------   --------    -------   --------  --------     --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (19,919) (148,415)   (25,408)    (9,394)  (115,243)  (79,894)     (20,204)
 Unrealized appreciation
  (depreciation)........  (128,852) (471,052)  (158,850)   (14,681)  (424,700)  (71,404)     (94,627)
 Capital gain
  distributions.........    56,980   156,196     36,099      3,985     85,875    37,400          --
                         ---------  --------   --------    -------   --------  --------     --------
Net realized and
 unrealized gain (loss)
 on investments.........   (91,791) (463,271)  (148,159)   (20,090)  (454,068) (113,898)    (114,831)
                         ---------  --------   --------    -------   --------  --------     --------
Increase (decrease) in
 net assets from
 operations............. $ (96,025) (494,394)  (133,149)   (14,096)  (474,188) (117,986)    (123,082)
                         =========  ========   ========    =======   ========  ========     ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Variable Insurance        Variable Insurance        Variable Insurance
                                Products Fund --         Products Fund II --      Products Fund III --
                                 Service Class 2           Service Class 2           Service Class 2
                         ------------------------------- ------------------- -------------------------------
                             Equity-
                             Income          Growth          Contrafund      Growth & Income     Mid Cap
                            Portfolio       Portfolio         Portfolio         Portfolio       Portfolio
                         --------------- --------------- ------------------- --------------- ---------------
                           Period from     Period from       Period from       Period from     Period from
                         August 13, 2001 October 4, 2001  October 18, 2001   August 31, 2001 August 31, 2001
                         to December 31, to December 31,   to December 31,   to December 31, to December 31,
                              2001            2001              2001              2001            2001
                         --------------- --------------- ------------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  dividends.............     $  --             --                --                 --              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............        --             --                --                 --              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............         69             23                 7                 19              37
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............         10              1                 4                  2               9
                             ------           ----               ---              -----           -----
Net investment income
 (expense)..............        (79)           (24)              (11)               (21)            (46)
                             ------           ----               ---              -----           -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (895)           --                --                   3            (121)
 Unrealized appreciation
  (depreciation)........      4,687           (589)              185              2,001           2,928
 Capital gain
  distributions.........        --             --                --                 --              --
                             ------           ----               ---              -----           -----
Net realized and
 unrealized gain (loss)
 on investments.........      3,792           (589)              185              2,004           2,807
                             ------           ----               ---              -----           -----
Increase (decrease) in
 net assets from
 operations.............     $3,713           (613)              174              1,983           2,761
                             ======           ====               ===              =====           =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                  Oppenheimer Variable Account
                                 Oppenheimer Variable Account Funds                 Funds -- Class 2 Shares
                         ----------------------------------------------------- ----------------------------------
                           High             Aggressive   Capital     Multiple        Global         Main Street
                          Income    Bond      Growth   Appreciation Strategies     Securities     Growth & Income
                         Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA        Fund/VA           Fund/VA
                         --------  -------  ---------- ------------ ---------- ------------------ ---------------
                                                                                  Period from       Period from
                                                                               September 25, 2001 August 13, 2001
                                                                                to December 31,   to December 31,
                                    Year ended December 31, 2001                      2001             2001
                         ----------------------------------------------------- ------------------ ---------------
Investment income:
 Income -- Ordinary
  dividends............. $ 50,836   85,081     12,500       7,769     15,672           --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    9,657   19,108     17,751      19,979      8,846           --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............      --       --         --          --         --             12                52
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............      --       --         --          --         --              4                11
                         --------  -------   --------    --------    -------         -----             -----
Net investment income
 (expense)..............   41,179   65,973     (5,251)    (12,210)     6,826           (16)              (63)
                         --------  -------   --------    --------    -------         -----             -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (9,144)   6,097   (266,179)    (49,052)    (4,537)            2               --
 Unrealized appreciation
  (depreciation)........  (39,598) (19,700)  (477,332)   (261,182)   (28,555)        1,304             2,880
 Capital gain
  distributions.........      --       --     195,038     116,589     20,933           --                --
                         --------  -------   --------    --------    -------         -----             -----
Net realized and
 unrealized gain (loss)
 on investments.........  (48,742) (13,603)  (548,473)   (193,645)   (12,159)        1,306             2,880
                         --------  -------   --------    --------    -------         -----             -----
Increase (decrease) in
 net assets from
 operations............. $ (7,563)  52,370   (553,724)   (205,855)    (5,333)        1,290             2,817
                         ========  =======   ========    ========    =======         =====             =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Federated Insurance
                                                                              Series --
                                  Federated Insurance Series                Service Shares
                         ----------------------------------------------- -------------------
                         American     High                International      High Income
                         Leaders   Income Bond Utility    Small Company         Bond
                         Fund II     Fund II   Fund II       Fund II           Fund II
                         --------  ----------- --------  --------------- -------------------
                                                           Period from       Period from
                                                          November 29,       August 13,
                                                         to December 31,   to December 31,
                         Year ended December 31, 2001         2001              2001
                         ------------------------------  --------------- -------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 11,190     30,136     17,186        --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............   12,183      4,285      7,697        --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............      --         --         --         --                  9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............      --         --         --         --                --
                         --------    -------   --------        ---               ---
Net investment income
 (expense)..............     (993)    25,851      9,489        --                 (9)
                         --------    -------   --------        ---               ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (8,320)    (6,646)    (8,931)       --                --
 Unrealized appreciation
  (depreciation)........  (48,995)   (19,359)   (91,284)         1                77
 Capital gain
  distributions.........    4,877        --         --         --                --
                         --------    -------   --------        ---               ---
Net realized and
 unrealized gain (loss)
 on investments.........  (52,438)   (26,005)  (100,215)         1                77
                         --------    -------   --------        ---               ---
Increase (decrease) in
 net assets from
 operations............. $(53,431)      (154)   (90,726)         1                68
                         ========    =======   ========        ===               ===

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series
                         -----------------------------------------------------------------------------------
                                    Aggressive              Worldwide   Flexible  International   Capital
                         Balanced     Growth      Growth      Growth     Income      Growth     Appreciation
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                         ---------  ----------  ----------  ----------  --------- ------------- ------------
                                                  Year Ended December 31, 2001
                         -----------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $  79,612         --          798       8,773    6,215        6,593         22,371
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type I (note 4).......    80,845      62,860      50,181      49,419    2,564       28,425         73,218
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type II (note 4)......       --          --          --          --       --           --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type III (note 4).....       --          --          --          --       --           --             --
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net investment income
 (expense)..............    (1,233)    (62,860)    (49,383)    (40,646)   3,651      (21,832)       (50,847)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (180,892)   (903,116)   (317,316)   (347,393)   1,333     (325,262)      (340,348)
 Unrealized appreciation
  (depreciation)........  (257,274) (1,577,389)   (769,930)   (625,073)    (471)    (307,416)    (1,083,650)
 Capital gain
  distributions.........    70,404         --        8,668       7,865    5,490       13,718         41,045
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (367,762) (2,480,505) (1,078,578)   (964,601)   6,352     (618,960)    (1,382,953)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Increase (decrease) in
 net assets from
 operations............. $(368,995) (2,543,365) (1,127,961) (1,005,247)  10,003     (640,792)    (1,433,800)
                         =========  ==========  ==========  ==========   ======     ========     ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Janus Aspen Series -- Service Shares
                  ----------------------------------------------------------------------------------------------------
                     Global Life         Global        Aggressive                        Capital
                      Sciences         Technology        Growth         Balanced      Appreciation        Growth
                      Portfolio        Portfolio        Portfolio       Portfolio       Portfolio        Portfolio
                  ----------------- ---------------- --------------- --------------- --------------- -----------------
                     Period from      Period from      Period from     Period from     Period from      Period from
                  November 18, 2001 November 5, 2001 August 15, 2001 August 15, 2001 August 13, 2001 November 29, 2001
                   to December 31,  to December 31,  to December 31, to December 31, to December 31,  to December 31,
                        2001              2001            2001            2001            2001             2001
                  ----------------- ---------------- --------------- --------------- --------------- -----------------
Investment
 income:
 Income --
   Ordinary
  dividends......       $--               --                --            2,847             95              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............        --               --                --              --             --               --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............          6                9                17             149             16               19
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............        --                 1               --               13              8              --
                        ----              ---             -----           -----           ----             ----
Net investment
 income
 (expense).......         (6)             (10)              (17)          2,685             71              (19)
                        ----              ---             -----           -----           ----             ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....        --                16                63             129           (915)             --
 Unrealized
  appreciation
  (depreciation)..       363              954             1,117            (109)           210             (402)
 Capital gain
  distributions..        --               --                --              --             --               --
                        ----              ---             -----           -----           ----             ----
Net realized and
 unrealized gain
 (loss) on
 investments.....        363              970             1,180              20           (705)            (402)
                        ----              ---             -----           -----           ----             ----
Increase
 (decrease) in
 net assets from
 operations......       $357              960             1,163           2,705           (634)            (421)
                        ====              ===             =====           =====           ====             ====
                                       Worldwide
                   International         Growth
                  Growth Portfolio     Portfolio
                  ---------------- ------------------
                    Period from       Period from
                  October 31, 2001 September 10, 2001
                  to December 31,   to December 31,
                        2001              2001
                  ---------------- ------------------
Investment
 income:
 Income --
   Ordinary
  dividends......        19                15
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............       --                --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............         5                 9
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............         2                 1
                  ---------------- ------------------
Net investment
 income
 (expense).......        12                 5
                  ---------------- ------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....        57                 1
 Unrealized
  appreciation
  (depreciation)..      553               713
 Capital gain
  distributions..       --                --
                  ---------------- ------------------
Net realized and
 unrealized gain
 (loss) on
 investments.....       610               714
                  ---------------- ------------------
Increase
 (decrease) in
 net assets from
 operations......       622               719
                  ================ ==================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  PBHG Insurance Series     Goldman Sachs Variable
                          Alger American Fund          Fund, Inc.              Insurance Trust
                        ------------------------  -----------------------   --------------------------
                                                     PBHG
                            Small      LargeCap   Large Cap       PBHG                      Mid Cap
                        Capitalization  Growth      Growth     Growth II     Growth and      Value
                          Portfolio    Portfolio  Portfolio    Portfolio    Income Fund      Fund
                        -------------- ---------  ----------   ----------   ------------   -----------
                               Year ended              Year ended                 Year ended
                           December 31, 2001        December 31, 2001         December 31, 2001
                        ------------------------  -----------------------   --------------------------
Investment income:
 Income -- Ordinary
  dividends...........    $     439       2,802          --           --           1,936        13,158
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)............       11,848      16,671       14,545        9,972          5,179        16,657
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)............          --          --           --           --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)............          --          --           --           --             --            --
                          ---------    --------   ----------   ----------    -----------   -----------
Net investment income
 (expense)............      (11,409)    (13,869)     (14,545)      (9,972)        (3,243)       (3,499)
                          ---------    --------   ----------   ----------    -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss)..............     (142,174)    (28,392)     (67,222)     (83,539)        (7,077)       33,066
 Unrealized
  appreciation
  (depreciation)......     (161,064)   (275,654)    (297,054)    (336,576)       (28,664)       31,548
 Capital gain
  distributions.......          --      151,941          --           --             --         67,964
                          ---------    --------   ----------   ----------    -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments..........     (303,238)   (152,105)    (364,276)    (420,115)       (35,741)      132,578
                          ---------    --------   ----------   ----------    -----------   -----------
Increase (decrease) in
 net assets from
 operations...........    $(314,647)   (165,974)    (378,821)    (430,087)       (38,984)      129,079
                          =========    ========   ==========   ==========    ===========   ===========
                        Salomon Brothers Variable
                            Series Funds Inc.
                        ---------------------------
                                            Total
                        Strategic Investors Return
                        Bond Fund   Fund     Fund
                        --------- --------- -------
                                Year ended
                            December 31, 2001
                        ---------------------------
Investment income:
 Income -- Ordinary
  dividends...........    6,052      1,812   2,153
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)............    1,004      3,043   1,197
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)............      --         --      --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)............      --         --      --
                        --------- --------- -------
Net investment income
 (expense)............    5,048     (1,231)    956
                        --------- --------- -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss)..............      166    (15,445) (1,144)
 Unrealized
  appreciation
  (depreciation)......   (2,076)    (7,288) (2,149)
 Capital gain
  distributions.......      --       2,984     --
                        --------- --------- -------
Net realized and
 unrealized gain
 (loss) on
 investments..........   (1,910)   (19,749) (3,293)
                        --------- --------- -------
Increase (decrease) in
 net assets from
 operations...........    3,138    (20,980) (2,337)
                        ========= ========= =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    PIMCO Variable Insurance Trust
                  -------------------------------------------------------------------
                      Foreign      Long-Term U.S.      High Yield      Total Return
                       Bond       Government Bond         Bond             Bond
                     Portfolio       Portfolio         Portfolio         Portfolio
                  --------------- ---------------- ------------------ ---------------
                    Period from     Period from       Period from       Period from
                  August 15, 2001 October 22, 2001 September 25, 2001 August 13, 2001
                  to December 31, to December 31,   to December 31,   to December 31,
                       2001             2001              2001             2001
                  --------------- ---------------- ------------------ ---------------
Investment
 income:
 Income --
   Ordinary
  dividends......      $  96            1,437             525                907
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type I
  (note 4).......        --               --              --                 --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type II
  (note 4).......          5               61              25                 63
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type III
  (note 4).......          5               58               1                 40
                       -----          -------             ---             ------
Net investment
 income
 (expense).......         86            1,318             499                804
                       -----          -------             ---             ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....         77             (136)              4                (53)
 Unrealized
  appreciation
  (depreciation)..      (268)         (18,296)             89             (4,923)
 Capital gain
  distributions..        --             7,829             --               3,412
                       -----          -------             ---             ------
Net realized and
 unrealized gain
 (loss) on
 investments.....       (191)         (10,603)             93             (1,564)
                       -----          -------             ---             ------
Increase
 (decrease) in
 net assets from
 operations......      $(105)          (9,285)            592               (760)
                       =====          =======             ===             ======
                            AIM Variable Insurance Funds
                  ------------------------------------------------
                      AIM V.I.
                      Capital                         AIM V.I.
                    Appreciation   AIM V.I. Growth      Value
                        Fund            Fund            Fund
                  ---------------- --------------- ---------------
                    Period from      Period from     Period from
                  November 5, 2001 August 31, 2001 August 13, 2001
                  to December 31,  to December 31, to December 31,
                        2001            2001            2001
                  ---------------- --------------- ---------------
Investment
 income:
 Income --
   Ordinary
  dividends......         --               93             203
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type I
  (note 4).......         --              --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type II
  (note 4).......          17              19              59
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type III
  (note 4).......           1             --               23
                  ---------------- --------------- ---------------
Net investment
 income
 (expense).......         (18)             74             121
                  ---------------- --------------- ---------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....          17             (22)             83
 Unrealized
  appreciation
  (depreciation)..     (1,291)          1,165          (1,475)
 Capital gain
  distributions..       2,558             --            3,078
                  ---------------- --------------- ---------------
Net realized and
 unrealized gain
 (loss) on
 investments.....       1,284           1,143           1,686
                  ---------------- --------------- ---------------
Increase
 (decrease) in
 net assets from
 operations......       1,266           1,217           1,807
                  ================ =============== ===============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                                                Rydex
                                Dreyfus                            MFS Variable Insurance Trust             Variable Trust
                  ------------------------------------ ---------------------------------------------------- --------------
                  Dreyfus Investment    The Dreyfus        MFS           MFS
                    Portfolios --        Socially       Investors     Investors     MFS New
                   Emerging Markets     Responsible    Growth Stock     Trust      Discovery   MFS Utility       OTC
                      Portfolio      Growth Fund, Inc.    Series       Series        Series       Series         Fund
                  ------------------ ----------------- ------------ ------------- ------------ ------------ --------------
                     Period from        Period from    Period from   Period from  Period from  Period from   Period from
                     October 18,        November 6,     October 4,  September 10, November 5,  October 22,   November 16,
                       2001 to            2001 to        2001 to       2001 to      2001 to      2001 to       2001 to
                     December 31,      December 31,    December 31, December 31,  December 31, December 31,  December 31,
                  ------------------ ----------------- ------------ ------------- ------------ ------------ --------------
                         2001              2001            2001         2001          2001         2001          2001
                  ------------------ ----------------- ------------ ------------- ------------ ------------ --------------
Investment
 income:
 Income --
   Ordinary
  dividends......        $ 14                 1            --            --           --           --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I
  (note 4).......         --                --             --            --           --           --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II
  (note 4).......           6                 5              9            10            2           17             1
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III
  (note 4).......         --                --               2             2          --           --            --
                         ----               ---            ---           ---          ---          ---           ---
Net investment
 income
 (expense).......           8                (4)           (11)          (12)          (2)         (17)           (1)
                         ----               ---            ---           ---          ---          ---           ---
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....          10               --              66            50          102          340           --
 Unrealized
  appreciation
  (depreciation)..        213               (16)           705           751          116          137           (18)
 Capital gain
  distributions..         --                --             --            --           --           --            --
                         ----               ---            ---           ---          ---          ---           ---
Net realized and
 unrealized gain
 (loss) on
 investments.....         223               (16)           771           801          218          477           (18)
                         ----               ---            ---           ---          ---          ---           ---
Increase
 (decrease) in
 net assets from
 operations......        $231               (20)           760           789          216          460           (19)
                         ====               ===            ===           ===          ===          ===           ===
                        Alliance Variable Products
                             Series Fund, Inc.
                  ---------------------------------------
                   Growth and    Premier
                     Income       Growth       Quasar
                   Portfolio    Portfolio     Portfolio
                  ------------ ------------ -------------
                  Period from  Period from   Period from
                   August 13,   August 20,  September 17,
                    2001 to      2001 to       2001 to
                  December 31, December 31, December 31,
                  ------------ ------------ -------------
                      2001         2001         2001
                  ------------ ------------ -------------
Investment
 income:
 Income --
   Ordinary
  dividends......      --           --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I
  (note 4).......      --           --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II
  (note 4).......      139           89            2
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III
  (note 4).......       77           12          --
                  ------------ ------------ -------------
Net investment
 income
 (expense).......     (216)        (101)          (2)
                  ------------ ------------ -------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....     (309)          29          --
 Unrealized
  appreciation
  (depreciation)..   8,166        6,789          373
 Capital gain
  distributions..      --           --           --
                  ------------ ------------ -------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    7,857        6,818          373
                  ------------ ------------ -------------
Increase
 (decrease) in
 net assets from
 operations......    7,641        6,717          371
                  ============ ============ =============

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                 GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                                S&P 500                 Money                Total         International
                               Index Fund            Market Fund          Return Fund       Equity Fund
                          ---------------------  ---------------------  ----------------  ----------------
                               Year ended             Year ended          Year ended        Year ended
                              December 31,           December 31,        December 31,      December 31,
                          ---------------------  ---------------------  ----------------  ----------------
                             2001       2000       2001        2000      2001     2000     2001     2000
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (6,038)   (10,939)   137,122     134,805   16,322    6,359     (894)     (23)
 Net realized gain
  (loss)................    (240,383)    16,937        --          --    (1,970)     164   (4,466)     407
 Unrealized appreciation
  (depreciation) on
  investments...........    (748,036)  (735,987)       --          --   (41,009) (10,804) (60,554) (33,555)
 Capital gain
  distributions.........     108,993    120,420        --          --    12,226   14,338    1,135   23,490
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............    (885,464)  (609,569)   137,122     134,805  (14,431)  10,057  (64,779)  (9,681)
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   3,012,811  3,376,266  2,108,967   4,621,125  184,738  144,891  158,072  136,504
 Loan Interest..........         --         --         --          --       --       --       --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........      (8,685)       --     (48,669)        --       --       --       --       --
 Surrenders.............    (343,047)  (235,529)  (190,441)    (78,709) (14,251)  (6,142) (10,494)  (3,081)
 Loans..................         --         --         --          --       --       --       --       --
 Administrative expenses
  (note 4)..............      (3,990)      (516)    (1,002)        (97)    (473)     (78)     (89)     --
 Transfer gain (loss)
  and transfer fees ....      36,051      1,737     (2,635)      2,540    2,096      233      (41)     430
 Transfers (to) from the
  Guarantee Account.....   1,062,368  1,273,227   (926,541)     80,694  190,624   97,456   13,053    7,584
 Interfund transfers....    (332,044)   240,690    808,655  (2,001,589) 257,207   50,269   16,420      --
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   3,423,464  4,655,875  1,748,334   2,623,964  619,941  286,629  176,921  141,437
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   2,538,000  4,046,306  1,885,456   2,758,769  605,510  296,686  112,142  131,756
Net assets at beginning
 of year................   6,242,093  2,195,787  4,462,906   1,704,137  385,140   88,454  158,734   26,978
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
Net assets at end of
 year...................  $8,780,093  6,242,093  6,348,362   4,462,906  990,650  385,140  270,876  158,734
                          ==========  =========  =========  ==========  =======  =======  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                       GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------
                            Real Estate         Global         Mid-Cap Value
                          Securities Fund     Income Fund       Equity Fund        Income Fund
                          ----------------  ----------------  ----------------  ------------------
                            Year ended        Year ended        Year ended         Year ended
                           December 31,      December 31,      December 31,       December 31,
                          ----------------  ----------------  ----------------  ------------------
                            2001     2000    2001     2000     2001     2000      2001      2000
                          --------  ------  -------  -------  -------  -------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,614   2,250   (2,371)  (1,164)  (1,551)     279     48,423   16,937
 Net realized gain
  (loss)................     2,529     517      284   (1,083)   1,049   (1,325)     3,511     (100)
 Unrealized appreciation
  (depreciation) on
  investments...........     6,752   3,393   (1,193)   1,374  (39,008)  14,457    (15,928)   6,490
 Capital gain
  distributions.........     2,228     263      --       --    33,284   13,107        --       --
                          --------  ------  -------  -------  -------  -------  ---------  -------
 Increase (decrease) in
  net assets from
  operations............    17,123   6,423   (3,280)    (873)  (6,226)  26,518     36,006   23,327
                          --------  ------  -------  -------  -------  -------  ---------  -------
From capital
 transactions:
 Net premiums...........    84,759  28,909   58,825   51,414  481,506  212,889    282,963   86,216
 Loan Interest..........       --      --       --       --       --       --         --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       --      --    (5,251)     --       --       --         --       --
 Surrenders.............    (3,144) (1,436)  (3,817)    (780)  (6,341) (14,189)   (28,777)  (7,952)
 Loans..................       --      --       --       --       --       --         --       --
 Administrative expenses
  (note 4)..............       (76)     (2)     (48)     (13)    (254)     (52)      (175)     (30)
 Transfer gain (loss)
  and transfer fees.....       (45)     61       59       77   15,303    9,210       (316)     (21)
 Transfers (to) from the
  Guarantee Account.....    38,676  12,620    7,560    8,827  152,335   45,778     83,518   85,949
 Interfund transfers....    20,829  27,024   (6,033)    (737) (72,963) (16,074)   502,795   25,926
                          --------  ------  -------  -------  -------  -------  ---------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   140,999  67,176   51,295   58,788  569,589  237,562    840,008  190,088
                          --------  ------  -------  -------  -------  -------  ---------  -------
Increase (decrease) in
 net assets.............   158,122  73,599   48,015   57,915  563,363  264,080    876,014  213,415
Net assets at beginning
 of year................    75,450   1,851  121,115   63,200  383,298  119,218    374,519  161,104
                          --------  ------  -------  -------  -------  -------  ---------  -------
Net assets at end of
 year...................  $233,572  75,450  169,130  121,115  946,658  383,298  1,250,533  374,519
                          ========  ======  =======  =======  =======  =======  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------------------
                                                                                        Small-Cap
                                                        Premier          Value Equity Value Equity
                           U.S. Equity Fund       Growth Equity Fund         Fund         Fund
                          -------------------  ------------------------- ------------ -------------
                                                            Period from  Period from   Period from
                                                              May 12,    November 6,  September 17,
                              Year ended        Year ended     2000 to     2001 to       2001 to
                             December 31,      December 31, December 31, December 31, December 31,
                          -------------------  ------------ ------------ ------------ -------------
                             2001      2000        2001         2000         2001         2001
                          ----------  -------  ------------ ------------ ------------ -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (8,050)  (1,968)    (17,351)       (451)         120           288
 Net realized gain
  (loss)................     (21,638)     267     (12,798)        (30)         --              4
 Unrealized appreciation
  (depreciation) on
  investments...........    (151,900) (37,537)   (135,409)    (16,709)        (114)        1,696
 Capital gain
  distributions.........      11,802   29,784      56,373      10,698          --          3,053
                          ----------  -------   ---------     -------       ------       -------
 Increase (decrease) in
  net assets from
  operations............    (169,786)  (9,454)   (109,185)     (6,492)           6         5,041
                          ----------  -------   ---------     -------       ------       -------
From capital
 transactions:
 Net premiums...........   2,718,229  218,273   1,733,065     222,717       22,840        94,972
 Loan Interest..........         --       --          --          --           --            --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --       --          --          --           --            --
 Surrenders.............     (58,228) (31,076)    (25,580)       (551)         --            (42)
 Loans..................         --       --          --          --           --            --
 Administrative expenses
  (note 4)..............        (255)     (75)        (82)        --           --            --
 Transfer gain (loss)
  and transfer fees ....       5,497     (648)       (898)       (127)         384         1,315
 Transfers (to) from the
  Guarantee Account.....     131,575  147,317      23,819      59,075          --         13,970
 Interfund transfers....     (65,972)  28,624      33,413         --           --            --
                          ----------  -------   ---------     -------       ------       -------
 Increase (decrease) in
  net assets from
  capital transactions..   2,730,846  362,415   1,763,737     281,114       23,224       110,215
                          ----------  -------   ---------     -------       ------       -------
Increase (decrease) in
 net assets.............   2,561,060  352,961   1,654,552     274,622       23,230       115,256
Net assets at beginning
 of year................     681,842  328,881     274,622         --           --            --
                          ----------  -------   ---------     -------       ------       -------
Net assets at end of
 year...................  $3,242,902  681,842   1,929,174     274,622       23,230       115,256
                          ==========  =======   =========     =======       ======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                      Variable Insurance Products Fund
                          --------------------------------------------------------------
                             Equity-Income                                 Overseas
                               Portfolio          Growth Portfolio        Portfolio
                          ---------------------  --------------------  -----------------
                               Year ended            Year ended           Year ended
                              December 31,          December 31,         December 31,
                          ---------------------  --------------------  -----------------
                             2001       2000       2001       2000       2001     2000
                          ----------  ---------  ---------  ---------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (4,234)      (439)   (31,123)   (22,791)   15,010   (2,601)
 Net realized gain
  (loss)................     (19,919)   (14,553)  (148,415)       693   (25,408)  (5,598)
 Unrealized appreciation
  (depreciation) on
  investments...........    (128,852)    44,296   (471,052)  (399,929) (158,850) (99,969)
 Capital gain
  distributions.........      56,980     38,096    156,196     89,038    36,099   15,119
                          ----------  ---------  ---------  ---------  --------  -------
 Increase (decrease) in
  net assets from
  operations............     (96,025)    67,400   (494,394)  (332,989) (133,149) (93,049)
                          ----------  ---------  ---------  ---------  --------  -------
From capital
 transactions:
 Net premiums...........     358,395    387,451    160,505  1,501,166    62,545  419,747
 Loan Interest..........         --         --         --         --        --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........     (13,573)       --     (30,931)       --     (7,925)     --
 Surrenders.............     (99,104)   (31,554)  (102,754)   (49,377)  (28,327) (15,436)
 Loans..................         --         --         --         --        --       --
 Administrative expenses
  (note 4)..............        (721)      (182)    (1,733)      (237)     (319)     (22)
 Transfer gain (loss)
  and transfer fees ....      (1,714)     3,148     (2,948)       303      (297)    (935)
 Transfers (to) from the
  Guarantee Account.....     499,155    132,429    608,948    427,963   109,103   21,322
 Interfund transfers....     437,892     31,437    (36,604)    19,497   178,189  (11,499)
                          ----------  ---------  ---------  ---------  --------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   1,180,330    522,729    594,483  1,899,315   312,969  413,177
                          ----------  ---------  ---------  ---------  --------  -------
Increase (decrease) in
 net assets.............   1,084,305    590,130    100,089  1,566,326   179,820  320,128
Net assets at beginning
 of year................   1,099,854    509,724  2,272,723    706,397   455,764  135,636
                          ----------  ---------  ---------  ---------  --------  -------
Net assets at end of
 year...................  $2,184,159  1,099,854  2,372,812  2,272,723   635,584  455,764
                          ==========  =========  =========  =========  ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   Variable Insurance                      Variable Insurance
                                    Products Fund II                        Products Fund III
                          ---------------------------------------  --------------------------------------
                                                                                            Growth
                           Asset Manager         Contrafund         Growth & Income      Opportunities
                             Portfolio            Portfolio            Portfolio           Portfolio
                          -----------------  --------------------  ------------------  ------------------
                             Year ended          Year ended           Year ended          Year ended
                            December 31,        December 31,         December 31,        December 31,
                          -----------------  --------------------  ------------------  ------------------
                            2001     2000      2001       2000       2001      2000      2001      2000
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,994    1,410    (20,120)   (28,446)    (4,088)  (5,462)   (8,251)   (2,978)
 Net realized gain
  (loss)................    (9,394)  (2,237)  (115,243)   (13,974)   (79,894)  (4,471)  (20,204)  (16,224)
 Unrealized appreciation
  (depreciation) on
  investments...........   (14,681) (20,037)  (424,700)  (387,197)   (71,404) (26,978)  (94,627) (155,771)
 Capital gain
  distributions.........     3,985   10,764     85,875    192,986     37,400   14,590       --     33,039
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
 Increase (decrease) in
  net assets from
  operations............   (14,096) (10,101)  (474,188)  (236,631)  (117,986) (22,321) (123,082) (141,934)
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
From capital
 transactions:
 Net premiums...........   (24,849) 192,881    189,537  1,661,934    416,397  706,511   154,761   327,326
 Loan Interest..........       --       --         --         --         --       --        --        --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       --       --     (24,253)       --         --       --        --        --
 Surrenders.............   (17,956)  (2,010)  (160,458)   (87,313)  (151,752) (91,363)   (8,143)  (30,882)
 Loans..................       --       --         --         --         --       --        --        --
 Administrative expenses
  (note 4)..............      (201)     (53)    (2,284)      (385)      (692)    (102)     (522)     (106)
 Transfer gain (loss)
  and transfer fees ....      (242)  (4,776)      (640)      (444)     2,317      537      (136)     (780)
 Transfers (to) from the
  Guarantee Account.....   185,915   30,011    397,335    542,934    239,752  152,952    81,153   111,039
 Interfund transfers....   (24,424) (36,930)  (119,158)   108,312    (22,546)  32,939   (31,567)   25,025
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
 Increase (decrease) in
  net assets from
  capital transactions..   118,243  179,124    280,079  2,225,038    483,476  801,474   195,546   431,622
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
Increase (decrease) in
 net assets.............   104,147  169,023   (194,109) 1,988,407    365,490  779,153    72,464   289,688
Net assets at beginning
 of year................   289,578  120,555  3,281,126  1,292,719    931,374  152,221   761,762   472,074
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
Net assets at end of
 year...................  $393,725  289,578  3,087,017  3,281,126  1,296,864  931,374   834,226   761,762
                          ========  =======  =========  =========  =========  =======  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   Variable Insurance            Variable Insurance           Variable Insurance
                                    Products Fund --            Products Fund II --          Products Fund III --
                                     Service Class 2              Service Class 2               Service Class 2
                          ------------------------------------- -------------------- -------------------------------------
                               Equity-                               Contrafund       Growth & Income
                           Income Portfolio   Growth Portfolio       Portfolio           Portfolio      Mid-Cap Portfolio
                          ------------------ ------------------ -------------------- ------------------ ------------------
                                                                    Period from
                             Period from        Period from     October 18, 2001 to     Period from        Period from
                          August 13, 2001 to October 4, 2001 to     December 31,     August 31, 2001 to August 31, 2001 to
                          December 31, 2001  December 31, 2001          2001         December 31, 2001  December 31, 2001
                          ------------------ ------------------ -------------------- ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $    (79)              (24)                (11)                (21)               (46)
 Net realized gain
  (loss)................           (895)              --                  --                    3               (121)
 Unrealized appreciation
  (depreciation) on
  investments...........          4,687              (589)                185               2,001              2,928
 Capital gain
  distributions.........            --                --                  --                  --                 --
                               --------            ------              ------              ------            -------
 Increase (decrease) in
  net assets from
  operations............          3,713              (613)                174               1,983              2,761
                               --------            ------              ------              ------            -------
From capital
 transactions:
 Net premiums...........        194,659            54,911              34,317              37,756            124,654
 Loan Interest..........            --                --                  --                  --                 --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........            --                --                  --                  --                 --
 Surrenders.............        (19,934)              --                  --                  --                 (40)
 Loans..................            --                --                  --                  --                 --
 Administrative expenses
  (note 4)..............            --                --                  --                  --                 --
 Transfer gain (loss)
  and transfer fees ....          3,655             1,001                 360                 (78)               676
 Transfers (to) from the
  Guarantee Account.....        (11,472)            5,657               1,543               1,744            (13,690)
 Interfund transfers....            --                --                  --                  --                 --
                               --------            ------              ------              ------            -------
 Increase (decrease) in
  net assets from
  capital transactions..        166,908            61,569              36,220              39,422            111,600
                               --------            ------              ------              ------            -------
Increase (decrease) in
 net assets.............        170,621            60,956              36,394              41,405            114,361
Net assets at beginning
 of year................            --                --                  --                  --                 --
                               --------            ------              ------              ------            -------
Net assets at end of
 year...................       $170,621            60,956              36,394              41,405            114,361
                               ========            ======              ======              ======            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     Oppenheimer Variable Account Funds
                        -----------------------------------------------------------------------------------------------------
                                                                                             Capital            Multiple
                          High Income             Bond               Aggressive           Appreciation         Strategies
                            Fund/VA              Fund/VA           Growth Fund/VA            Fund/VA             Fund/VA
                        -----------------  --------------------  --------------------  --------------------  ----------------
                           Year ended      Year ended December   Year ended December   Year ended December     Year ended
                          December 31,             31,                   31,                   31,            December 31,
                        -----------------  --------------------  --------------------  --------------------  ----------------
                          2001     2000      2001       2000       2001       2000       2001       2000      2001     2000
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $ 41,179   24,362     65,973     26,321     (5,251)   (15,468)   (12,210)    (7,920)   6,826    3,134
 Net realized gain
  (loss)..............    (9,144)  (7,283)     6,097     (2,956)  (266,179)    (2,468)   (49,052)    (2,505)  (4,537)     384
 Unrealized
  appreciation
  (depreciation) on
  investments.........   (39,598) (35,385)   (19,700)    12,406   (477,332)  (539,911)  (261,182)   (92,758) (28,555)  (4,991)
 Capital gain
  distributions.......       --       --         --         --     195,038     19,100    116,589     16,371   20,933    8,498
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Increase (decrease)
  in net assets from
  operations..........    (7,563) (18,306)    52,370     35,771   (553,724)  (538,747)  (205,855)   (86,812)  (5,333)   7,025
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums.........    58,407  255,044    533,398    440,975    166,989  1,531,110    684,723    793,660  133,037  172,491
 Loan Interest........       --       --         --         --         --         --         --         --       --       --
 Transfers (to) from
  the general account
  of GE Capital Life:
 Death Benefits.......   (11,964)     --      (7,511)       --      (7,790)       --     (15,427)       --    (2,862)     --
 Surrenders...........   (16,135) (47,978)  (108,058)   (51,680)   (52,204)   (28,493)   (44,508)   (24,926) (30,756)  (3,560)
 Loans................       --       --         --         --         --         --         --         --       --       --
 Administrative
  expenses (note 4)...      (265)     (43)      (692)       (56)    (1,111)      (192)      (961)       (43)    (332)     (46)
 Transfer gain (loss)
  and transfer fees ..       319      144         60        (62)     2,861      5,597     (1,722)      (314)     (68)    (678)
 Transfers (to) from
  the Guarantee
  Account.............   165,116   61,178    121,755     98,068    103,804    246,051    290,980    211,272  334,795   50,978
 Interfund transfers..   279,541  (12,651)   309,700     65,394   (129,538)   227,554     19,296     78,177  175,142   40,796
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Increase (decrease)
  in net assets from
  capital
  transactions........   475,019  255,695    848,652    552,639     83,011  1,981,627    932,381  1,057,826  608,956  259,981
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets...........   467,456  237,388    901,022    588,410   (470,713) 1,442,880    726,526    971,014  603,623  267,006
Net assets at
 beginning of year....   414,322  176,934  1,016,680    428,270  1,591,871    148,991  1,071,259    100,245  317,979   50,973
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of
 year.................  $881,778  414,322  1,917,702  1,016,680  1,121,158  1,591,871  1,797,785  1,071,259  921,602  317,979
                        ========  =======  =========  =========  =========  =========  =========  =========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Oppenheimer Variable Account Funds --
                                       Class 2 Shares                       Federated Insurance Series
                          --------------------------------------- ----------------------------------------------------
                          Global Securities  Main Street Growth &    American         High Income
                               Fund/VA          Income Fund/VA    Leaders Fund II    Bond Fund II     Utility Fund II
                          ------------------ -------------------- ----------------  ----------------  ----------------
                             Period from         Period from        Year ended        Year ended        Year ended
                          September 25, 2001   August 13, 2001     December 31,      December 31,      December 31,
                           to December 31,     to December 31,    ----------------  ----------------  ----------------
                                 2001                2001          2001     2000     2001     2000     2001     2000
                          ------------------ -------------------- -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (16)                (63)          (993)  (3,627)  25,851   18,536    9,489    2,464
 Net realized gain
  (loss)................             2                 --          (8,320)  (3,648)  (6,646)  (7,077)  (8,931)    (649)
 Unrealized appreciation
  (depreciation) on
  investments...........         1,304               2,880        (48,995)  18,395  (19,359) (42,272) (91,284) (53,694)
 Capital gain
  distributions.........           --                  --           4,877    8,225      --       --       --     5,006
                               -------             -------        -------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............         1,290               2,817        (53,431)  19,345     (154) (30,813) (90,726) (46,873)
                               -------             -------        -------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........        36,981             108,633         22,532  522,124   20,400   83,632   53,180  285,303
 Loan Interest..........           --                  --             --       --       --       --       --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........           --                  --             --       --       --       --    (5,019)  (3,769)
 Surrenders.............           --                  (40)       (30,613) (23,904) (14,009)  (2,394)  (7,161) (21,412)
 Loans..................           --                  --             --       --       --       --       --       --
 Administrative expenses
  (note 4)..............           --                  --            (496)     (70)     (91)     (28)    (271)     (38)
 Transfer gain (loss)
  and transfer fees ....            99                 448           (941)  (1,611)       5      221     (679)    (327)
 Transfers (to) from the
  Guarantee Account.....         1,198              21,825        106,397   91,916   24,036   18,785  119,126   64,897
 Interfund transfers....           --                  --          55,894  (30,026) (11,262)  28,266   (5,298) (27,247)
                               -------             -------        -------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..        38,278             130,866        152,773  558,429   19,079  128,482  153,878  297,407
                               -------             -------        -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............        39,568             133,683         99,342  577,774   18,925   97,669   63,152  250,534
Net assets at beginning
 of year................           --                  --         803,891  226,117  292,820  195,151  491,703  241,169
                               -------             -------        -------  -------  -------  -------  -------  -------
Net assets at end of
 year...................       $39,568             133,683        903,233  803,891  311,745  292,820  554,855  491,703
                               =======             =======        =======  =======  =======  =======  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Federated
                                                                   Insurance
                                            Federated Insurance   Series --
                                            Series (continued)  Service Shares
                                            ------------------- ---------------
                                            International Small   High Income
                                              Company Fund II    Bond Fund II
                                            ------------------- ---------------
                                                Period from       Period from
                                             November 29, 2001  August 13, 2001
                                              to December 31,   to December 31,
                                                   2001              2001
                                            ------------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........         $--                  (9)
 Net realized gain (loss).................          --                 --
 Unrealized appreciation (depreciation) on
  investments.............................            1                 77
 Capital gain distributions...............          --                 --
                                                   ----             ------
 Increase (decrease) in net assets from
  operations..............................            1                 68
                                                   ----             ------
From capital transactions:
 Net premiums.............................          --              11,255
 Loan Interest............................          --                 --
 Transfers (to) from the general account
  of GE Capital Life:
 Death Benefits...........................          --                 --
 Surrenders...............................          --                 --
 Loans....................................          --                 --
 Administrative expenses (note 4).........          --                 --
 Transfer gain (loss) and transfer fees...          --                 (20)
 Transfers (to) from the Guarantee
  Account.................................          232             10,674
 Interfund transfers......................          --                 --
                                                   ----             ------
 Increase (decrease) in net assets from
  capital transactions....................          232             21,909
                                                   ----             ------
Increase (decrease) in net assets.........          233             21,977
Net assets at beginning of year...........          --                 --
                                                   ----             ------
Net assets at end of year.................         $233             21,977
                                                   ====             ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Janus Aspen Series
                          ---------------------------------------------------------------------------------------------
                                                   Aggressive Growth                               Worldwide Growth
                           Balanced Portfolio          Portfolio           Growth Portfolio            Portfolio
                          ---------------------  ----------------------  ----------------------  ----------------------
                               Year ended             Year ended              Year ended              Year ended
                              December 31,           December 31,            December 31,            December 31,
                          ---------------------  ----------------------  ----------------------  ----------------------
                             2001       2000        2001        2000        2001        2000        2001        2000
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (1,233)   (11,672)    (62,860)    (89,262)    (49,383)    (41,349)    (40,646)    (40,613)
 Net realized gain
  (loss)................    (180,892)     7,453    (903,116)    107,084    (317,316)     10,970    (347,393)     40,200
 Unrealized appreciation
  (depreciation) on
  investments...........    (257,274)  (645,146) (1,577,389) (3,844,634)   (769,930) (1,012,431)   (625,073) (1,190,191)
 Capital gain
  distributions.........      70,404    459,875         --      788,112       8,668     267,474       7,865     300,416
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............    (368,995)  (189,490) (2,543,365) (3,038,700) (1,127,961)   (775,336) (1,005,247)   (890,188)
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     873,947  2,592,620     290,994   5,044,265     422,537   3,134,823     265,100   2,875,338
 Loan Interest..........         --         --          --          --          --          --          --          --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........     (13,104)   (22,159)    (20,787)    (18,763)    (13,330)     (4,276)        --      (22,309)
 Surrenders.............    (318,957)  (213,197)   (172,588)   (403,123)   (158,863)    (73,660)   (160,107)    (71,617)
 Loans..................         --         --          --          --          --          --          --          --
 Administrative expenses
  (note 4)..............      (2,804)      (741)     (3,320)       (812)     (2,269)       (517)     (1,899)       (296)
 Transfer gain (loss)
  and transfer fees.....        (141)    (2,520)        258      31,955       3,345      (7,310)        468       4,794
 Transfers (to) from the
  Guarantee Account.....     471,622    857,154     453,313     845,912     380,109     597,679     461,801     631,772
 Interfund transfers....    (458,514)    62,170    (354,700)    516,142    (355,415)   (137,936)   (548,261)    (24,707)
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..     552,049  3,273,327     193,170   6,015,576     276,114   3,508,803      17,102   3,392,975
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............     183,054  3,083,837  (2,350,195)  2,976,876    (851,847)  2,733,467    (988,145)  2,502,787
Net assets at beginning
 of year................   5,688,763  2,604,926   6,085,156   3,108,280   4,026,946   1,293,479   4,126,203   1,623,416
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $5,871,817  5,688,763   3,734,961   6,085,156   3,175,099   4,026,946   3,138,058   4,126,203
                          ==========  =========  ==========  ==========  ==========  ==========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------------
                          Flexible Income   International Growth    Capital Appreciation
                             Portfolio            Portfolio               Portfolio
                          ----------------  ----------------------  ----------------------
                            Year ended           Year ended              Year ended
                           December 31,         December 31,            December 31,
                          ----------------  ----------------------  ----------------------
                            2001     2000      2001        2000        2001        2000
                          --------  ------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  3,651     472     (21,832)    (15,455)    (50,847)    (46,565)
 Net realized gain
  (loss)................     1,333  (1,062)   (325,262)     (4,035)   (340,348)     92,586
 Unrealized appreciation
  (depreciation) on
  investments...........      (471)  1,390    (307,416)   (639,252) (1,083,650) (1,485,680)
 Capital gain
  distributions.........     5,490   3,555      13,718      82,813      41,045      45,609
                          --------  ------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............    10,003   4,355    (640,792)   (575,929) (1,433,800) (1,394,050)
                          --------  ------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    95,715  17,959     189,769   1,931,331     278,722   3,793,276
 Loan Interest..........       --      --          --          --          --          --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       --   (2,564)    (20,329)        --      (34,280)    (19,637)
 Surrenders.............   (13,405) (3,501)   (103,432)    (33,070)   (172,058)   (222,513)
 Loans..................       --      --          --          --          --          --
 Administrative expenses
  (note 4)..............       (52)    (21)     (1,464)       (105)     (3,245)       (994)
 Transfer gain (loss)
  and transfer fees.....       239     (21)        655       2,790       1,317      15,986
 Transfers (to) from the
  Guarantee Account.....    15,457  14,319     173,225     411,424     479,593     681,022
 Interfund transfers....    14,526  (1,990)   (335,012)    328,897    (558,485)   (146,050)
                          --------  ------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..   112,480  24,181     (96,588)  2,641,267      (8,436)  4,101,090
                          --------  ------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............   122,483  28,536    (737,380)  2,065,338  (1,442,236)  2,707,040
Net assets at beginning
 of year................    98,756  70,220   2,388,959     323,621   6,095,767   3,388,727
                          --------  ------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $221,239  98,756   1,651,579   2,388,959   4,653,531   6,095,767
                          ========  ======  ==========  ==========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series -- Service Shares
                   ----------------------------------------------------------------------------------------------------
                      Global Life         Global        Aggressive                        Capital
                       Sciences         Technology        Growth         Balanced      Appreciation        Growth
                       Portfolio        Portfolio        Portfolio       Portfolio       Portfolio        Portfolio
                   ----------------- ---------------- --------------- --------------- --------------- -----------------
                      Period from      Period from      Period from     Period from     Period from      Period from
                   November 18, 2001 November 5, 2001 August 15, 2001 August 15, 2001 August 13, 2001 November 29, 2001
                    to December 31,  to December 31,  to December 31, to December 31, to December 31,  to December 31,
                         2001              2001            2001            2001            2001             2001
                   ----------------- ---------------- --------------- --------------- --------------- -----------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......       $    (6)             (10)            (17)           2,685              71             (19)
 Net realized
  gain (loss)....           --                16              63              129            (915)            --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....           363              954           1,117             (109)            210            (402)
 Capital gain
  distributions..           --               --              --               --              --              --
                        -------           ------          ------          -------         -------          ------
 Increase
  (decrease) in
  net assets from
  operations.....           357              960           1,163            2,705            (634)           (421)
                        -------           ------          ------          -------         -------          ------
From capital
 transactions:
 Net premiums....        10,746           20,506          21,731          354,477          62,215          39,064
 Loan Interest...           --               --              --               --              --              --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..           --               --              --               --              --              --
 Surrenders......           --               --              --           (38,376)            --              --
 Loans...........           --               --              --               --              --              --
 Administrative
  expenses (note
  4).............           --               --              --               --              --              --
 Transfer gain
  (loss) and
  transfer fees..          (224)             120            (326)           1,791           1,619           1,023
 Transfers (to)
  from the
  Guarantee
  Account........           704              --           13,068           29,523         (14,292)            397
 Interfund
  transfers......           --               --              --               --              --              --
                        -------           ------          ------          -------         -------          ------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...        11,226           20,626          34,473          347,415          49,542          40,484
                        -------           ------          ------          -------         -------          ------
Increase
 (decrease) in
 net assets......        11,583           21,586          35,636          350,120          48,908          40,063
Net assets at
 beginning of
 year............           --               --              --               --              --              --
                        -------           ------          ------          -------         -------          ------
Net assets at end
 of year.........       $11,583           21,586          35,636          350,120          48,908          40,063
                        =======           ======          ======          =======         =======          ======
                    International       Worldwide
                        Growth            Growth
                      Portfolio         Portfolio
                   ---------------- ------------------
                     Period from       Period from
                   October 31, 2001 September 10, 2001
                   to December 31,   to December 31,
                         2001              2001
                   ---------------- ------------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......           12                 5
 Net realized
  gain (loss)....           57                 1
 Unrealized
  appreciation
  (depreciation)
  on
  investments....          553               713
 Capital gain
  distributions..          --                --
                   ---------------- ------------------
 Increase
  (decrease) in
  net assets from
  operations.....          622               719
                   ---------------- ------------------
From capital
 transactions:
 Net premiums....       14,862            12,892
 Loan Interest...          --                --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --                --
 Surrenders......         (396)              --
 Loans...........          --                --
 Administrative
  expenses (note
  4).............          --                --
 Transfer gain
  (loss) and
  transfer fees..           60                71
 Transfers (to)
  from the
  Guarantee
  Account........        3,757            10,747
 Interfund
  transfers......          --                --
                   ---------------- ------------------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...       18,283            23,710
                   ---------------- ------------------
Increase
 (decrease) in
 net assets......       18,905            24,429
Net assets at
 beginning of
 year............          --                --
                   ---------------- ------------------
Net assets at end
 of year.........       18,905            24,429
                   ================ ==================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    Alger American Fund                   PBHG Insurance Series Fund, Inc.
                          -------------------------------------------  -----------------------------------------
                          Small Capitalization        LargeCap           PBHG Large Cap        PBHG Growth II
                               Portfolio          Growth Portfolio      Growth Portfolio         Portfolio
                          ---------------------- --------------------  --------------------  -------------------
                               Year ended            Year ended            Year ended            Year ended
                              December 31,          December 31,          December 31,          December 31,
                          ---------------------- --------------------  --------------------  -------------------
                             2001       2000       2001       2000       2001       2000       2001      2000
                          ----------  ---------- ---------  ---------  ---------  ---------  --------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (11,409)   (10,534)   (13,869)   (13,426)   (14,545)    (8,413)   (9,972)   (10,794)
 Net realized gain
  (loss)................    (142,174)   (41,574)   (28,392)    11,334    (67,222)      (349)  (83,539)    21,523
 Unrealized appreciation
  (depreciation) on
  investments...........    (161,064)  (500,225)  (275,654)  (329,907)  (297,054)  (182,284) (336,576)  (372,036)
 Capital gain
  distributions.........         --     242,875    151,941    122,367        --      20,225       --      21,546
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
 Increase (decrease) in
  net assets from
  operations............    (314,647)  (309,458)  (165,974)  (209,632)  (378,821)  (170,821) (430,087)  (339,761)
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
From capital
 transactions:
 Net premiums...........      97,337    673,890    155,541    588,297    236,575    885,263    78,424    862,385
 Loan Interest..........         --         --         --         --         --         --        --         --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........      (1,530)       --         --         --         --         --     (9,228)       --
 Surrenders.............     (45,457)   (11,507)   (32,620)   (23,480)   (28,829)      (886)   (8,165)      (793)
 Loans..................         --         --         --         --         --         --        --         --
 Administrative expenses
  (note 4)..............        (588)       (77)      (533)       (91)      (532)       (25)     (716)       (82)
 Transfer gain (loss)
  and transfer fees.....       1,005        299       (962)    (2,586)    (1,089)     1,453      (427)      (364)
 Transfers (to) from the
  Guarantee Account.....     136,966    136,675    104,597     59,798    112,741    214,723    31,315    140,107
 Interfund transfers....      93,441     36,063    103,259    (25,852)  (115,044)   158,106   (23,782)   164,609
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
 Increase (decrease) in
  net assets from
  capital transactions..     281,174    835,343    329,282    596,086    203,822  1,258,634    67,421  1,165,862
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
Increase (decrease) in
 net assets.............     (33,473)   525,885    163,308    386,454   (174,999) 1,087,813  (362,666)   826,101
Net assets at beginning
 of year................     910,008    384,123  1,078,685    692,231  1,149,832     62,019   966,368    140,267
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
Net assets at end of
 year...................   $ 876,535    910,008  1,241,993  1,078,685    974,833  1,149,832   603,702    966,368
                          ==========  =========  =========  =========  =========  =========  ========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Goldman Sachs Variable Insurance
                                      Trust                            Salomon Brothers Variable Series Funds Inc.
                        -------------------------------------  -----------------------------------------------------------
                           Growth and           Mid Cap                  Strategic
                          Income Fund         Value Fund                 Bond Fund                   Investors Fund
                        -----------------  ------------------  ------------------------------ ----------------------------
                           Year ended         Year ended                       Period from                   Period from
                          December 31,       December 31,       Year ended  August 9, 2000 to  Year ended  May 15, 2000 to
                        -----------------  ------------------  December 31,   December 31,    December 31,  December 31,
                          2001     2000      2001      2000        2001           2000            2001          2000
                        --------  -------  ---------  -------  ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $ (3,243)  (2,097)    (3,499)    (650)     5,048            415          (1,231)          259
 Net realized gain
  (loss)..............    (7,077)    (122)    33,066   (2,036)       166            --          (15,445)           11
 Unrealized
  appreciation
  (depreciation) on
  investments.........   (28,664) (15,562)    31,548  153,996     (2,076)          (222)         (7,288)         (335)
 Capital gain
  distributions.......       --       --      67,964   21,504        --             --            2,984         1,911
                        --------  -------  ---------  -------    -------          -----         -------        ------
 Increase (decrease)
  in net assets from
  operations..........   (38,984) (17,781)   129,079  172,814      3,138            193         (20,980)        1,846
                        --------  -------  ---------  -------    -------          -----         -------        ------
From capital
 transactions:
 Net premiums.........    83,708  259,268    189,124  307,826     24,453          7,500          50,139        37,028
 Loan Interest........       --       --         --       --         --             --              --            --
 Transfers (to) from
  the general account
  of GE Capital Life:
 Death Benefits.......       --       --         --       --         --             --           (7,312)          --
 Surrenders...........   (23,038) (19,209)   (17,970) (26,666)    (1,171)           --           (7,382)         (414)
 Loans................       --       --         --       --         --             --              --            --
 Administrative
  expenses (note 4)...      (105)     (29)      (403)     (68)       (28)           --             (117)          --
 Transfer gain (loss)
  and transfer fees...     1,716     (177)     3,674      356        (72)           --             (465)          (35)
 Transfers (to) from
  the Guarantee
  Account.............    36,356   37,358    108,335   81,489    101,389            --           70,219         7,924
 Interfund transfers..    (6,659)  35,947    151,850  123,139     21,967            --           98,685        20,000
                        --------  -------  ---------  -------    -------          -----         -------        ------
 Increase (decrease)
  in net assets from
  capital
  transactions........    91,978  313,158    434,610  486,075    146,538          7,500         203,767        64,503
                        --------  -------  ---------  -------    -------          -----         -------        ------
Increase (decrease) in
 net assets...........    52,994  295,377    563,689  658,889    149,676          7,693         182,787        66,349
Net assets at
 beginning of year....   355,498   60,121    923,874  264,985      7,693            --           66,349           --
                        --------  -------  ---------  -------    -------          -----         -------        ------
Net assets at end of
 year.................  $408,492  355,498  1,487,563  923,874    157,369          7,693         249,136        66,349
                        ========  =======  =========  =======    =======          =====         =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Salomon Brothers Variable
                                                 Series Funds Inc. (continued)
                                                 ------------------------------
                                                       Total Return Fund
                                                 ------------------------------
                                                                 Period from
                                                  Year ended  April 28, 2000 to
                                                 December 31,   December 31,
                                                     2001           2000
                                                 ------------ -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)...............    $    956           732
 Net realized gain (loss)......................      (1,144)           70
 Unrealized appreciation (depreciation) on
  investments..................................      (2,149)          322
 Capital gain distributions....................         --            --
                                                   --------        ------
  Increase (decrease) in net assets from
   operations..................................      (2,337)        1,124
                                                   --------        ------
From capital transactions:
 Net premiums..................................      31,209        25,356
 Loan Interest.................................         --            --
 Transfers (to) from the general account of GE
  Capital Life:
 Death Benefits................................         --            --
 Surrenders....................................      (1,811)         (981)
 Loans.........................................         --            --
 Administrative expenses (note 4)..............         (37)          --
 Transfer gain (loss) and transfer fees........         (11)           (2)
 Transfers (to) from the Guarantee Account.....       8,959         7,314
 Interfund transfers...........................      34,580        (1,715)
                                                   --------        ------
  Increase (decrease) in net assets from
   capital transactions........................      72,889        29,972
                                                   --------        ------
Increase (decrease) in net assets..............      70,552        31,096
Net assets at beginning of year................      31,096           --
                                                   --------        ------
Net assets at end of year......................    $101,648        31,096
                                                   ========        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                     PIMCO Variable Insurance Trust
                   -------------------------------------------------------------------
                       Foreign     Long-Term  U.S.      High Yield      Total Return
                        Bond       Government Bond         Bond             Bond
                      Portfolio       Portfolio         Portfolio         Portfolio
                   --------------- ---------------- ------------------ ---------------
                     Period from     Period from       Period from       Period from
                   August 15, 2001 October 22, 2001 September 25, 2001 August 13, 2001
                   to December 31, to December 31,   to December 31,   to December 31,
                        2001             2001              2001             2001
                   --------------- ---------------- ------------------ ---------------
Increase (de-
 crease) in net
 assets
From operations:
 Net investment
  income
  (expense)......      $    86           1,318               499               804
 Net realized
  gain (loss)....           77            (136)                4               (53)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....         (268)        (18,296)               89            (4,923)
 Capital gain
  distributions..          --            7,829               --              3,412
                       -------         -------            ------           -------
 Increase
  (decrease) in
  net assets from
  operations.....         (105)         (9,285)              592              (760)
                       -------         -------            ------           -------
From capital
 transactions:
 Net premiums....       18,979         243,255            48,497           214,406
 Loan Interest...          --              --                --                --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --              --                --                --
 Surrenders......          --             (669)              --             (1,460)
 Loans...........          --              --                --                --
 Administrative
  expenses (note
  4).............          --              --                --                --
 Transfer gain
  (loss) and
  transfer fees..         (109)            278               256               (40)
 Transfers (to)
  from the
  Guarantee
  Account........          --            4,849             7,970            18,363
 Interfund
  transfers......          --              --                --                --
                       -------         -------            ------           -------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...       18,870         247,713            56,723           231,269
                       -------         -------            ------           -------
Increase (de-
 crease) in net
 assets..........       18,765         238,428            57,315           230,509
Net assets at be-
 ginning of
 year............          --              --                --                --
                       -------         -------            ------           -------
Net assets at end
 of year.........      $18,765         238,428            57,315           230,509
                       =======         =======            ======           =======
                             AIM Variable Insurance Funds
                   ------------------------------------------------
                       AIM V.I.
                       Capital                         AIM V.I.
                     Appreciation   AIM V.I. Growth      Value
                         Fund            Fund            Fund
                   ---------------- --------------- ---------------
                     Period from      Period from     Period from
                   November 5, 2001 August 31, 2001 August 13, 2001
                   to December 31,  to December 31, to December 31,
                         2001            2001            2001
                   ---------------- --------------- ---------------
Increase (de-
 crease) in net
 assets
From operations:
 Net investment
  income
  (expense)......          (18)             74              121
 Net realized
  gain (loss)....           17             (22)              83
 Unrealized
  appreciation
  (depreciation)
  on
  investments....       (1,291)          1,165           (1,475)
 Capital gain
  distributions..        2,558             --             3,078
                   ---------------- --------------- ---------------
 Increase
  (decrease) in
  net assets from
  operations.....        1,266           1,217            1,807
                   ---------------- --------------- ---------------
From capital
 transactions:
 Net premiums....       37,940          35,409          162,342
 Loan Interest...          --              --               --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --              --               --
 Surrenders......          --              --              (692)
 Loans...........          --              --               --
 Administrative
  expenses (note
  4).............          --              --               --
 Transfer gain
  (loss) and
  transfer fees..         (158)           (345)             721
 Transfers (to)
  from the
  Guarantee
  Account........        2,295           5,381            8,528
 Interfund
  transfers......          --              --               --
                   ---------------- --------------- ---------------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...       40,077          40,445          170,899
                   ---------------- --------------- ---------------
Increase (de-
 crease) in net
 assets..........       41,343          41,662          172,706
Net assets at be-
 ginning of
 year............          --              --               --
                   ---------------- --------------- ---------------
Net assets at end
 of year.........       41,343          41,662          172,706
                   ================ =============== ===============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Dreyfus                                    MFS Variable Insurance Trust
                   ------------------------------------ --------------------------------------------------------------------
                   Dreyfus Investment    The Dreyfus                           MFS
                     Portfolios --        Socially       MFS Investors      Investors          MFS New
                    Emerging Markets     Responsible     Growth Stock         Trust           Discovery       MFS Utility
                       Portfolio      Growth Fund, Inc.     Series            Series            Series           Series
                   ------------------ ----------------- --------------- ------------------ ---------------- ----------------
                      Period from        Period from      Period from      Period from       Period from      Period from
                    October 18, 2001  November 6, 2001  October 4, 2001 September 10, 2001 November 5, 2001 October 22, 2001
                    to December 31,    to December 31,  to December 31,  to December 31,   to December 31,  to December 31,
                          2001              2001             2001              2001              2001             2001
                   ------------------ ----------------- --------------- ------------------ ---------------- ----------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......        $    8                (4)             (11)              (12)              (2)              (17)
 Net realized
  gain (loss)....            10               --                66                50              102               340
 Unrealized
  appreciation
  (depreciation)
  on
  investments....           213               (16)             705               751              116               137
 Capital gain
  distributions..           --                --               --                --               --                --
                         ------             -----           ------            ------            -----            ------
 Increase
  (decrease) in
  net assets from
  operations.....           231               (20)             760               789              216               460
                         ------             -----           ------            ------            -----            ------
From capital
 transactions:
 Net premiums....           --              6,613           19,064             8,347            1,500            39,199
 Loan Interest...           --                --               --                --               --                --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..           --                --               --                --               --                --
 Surrenders......           --                --               --               (384)             --                --
 Loans...........           --                --               --                --               --                --
 Administrative
  expenses
  (note 4).......           --                --               --                --               --                --
 Transfer gain
  (loss) and
  transfer fees..          (129)                1             (198)              (39)             (34)             (493)
 Transfers (to)
  from the
  Guarantee
  Account........         2,308             2,451            4,264            15,261            2,465               --
 Interfund
  transfers......           --                --               --                --               --                --
                         ------             -----           ------            ------            -----            ------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...         2,179             9,065           23,130            23,185            3,931            38,706
                         ------             -----           ------            ------            -----            ------
Increase
 (decrease) in
 net assets......         2,410             9,045           23,890            23,974            4,147            39,166
Net assets at
 beginning of
 year............           --                --               --                --               --                --
                         ------             -----           ------            ------            -----            ------
Net assets at end
 of year.........        $2,410             9,045           23,890            23,974            4,147            39,166
                         ======             =====           ======            ======            =====            ======
                         Rydex
                    Variable Trust
                   -----------------
                          OTC
                         Fund
                   -----------------
                      Period from
                   November 16, 2001
                    to December 31,
                         2001
                   -----------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......           (1)
 Net realized
  gain (loss)....          --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....          (18)
 Capital gain
  distributions..          --
                   -----------------
 Increase
  (decrease) in
  net assets from
  operations.....          (19)
                   -----------------
From capital
 transactions:
 Net premiums....        2,670
 Loan Interest...          --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --
 Surrenders......          --
 Loans...........          --
 Administrative
  expenses
  (note 4).......          --
 Transfer gain
  (loss) and
  transfer fees..           (3)
 Transfers (to)
  from the
  Guarantee
  Account........          --
 Interfund
  transfers......          --
                   -----------------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...        2,667
                   -----------------
Increase
 (decrease) in
 net assets......        2,648
Net assets at
 beginning of
 year............          --
                   -----------------
Net assets at end
 of year.........        2,648
                   =================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Alliance Variable Product Series Fund, Inc.
                             --------------------------------------------------
                               Growth and
                                 Income      Premier Growth        Quasar
                                Portfolio       Portfolio        Portfolio
                             --------------- --------------- ------------------
                               Period from     Period from      Period from
                             August 13, 2001 August 20, 2001 September 17, 2001
                             to December 31, to December 31,  to December 31,
                                  2001            2001              2001
                             --------------- --------------- ------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................     $   (216)           (101)             (2)
 Net realized gain (loss)..         (309)             29             --
 Unrealized appreciation
  (depreciation) on
  investments..............        8,166           6,789             373
 Capital gain
  distributions............          --              --              --
                                --------         -------           -----
 Increase (decrease) in net
  assets from operations...        7,641           6,717             371
                                --------         -------           -----
From capital transactions:
 Net premiums..............      474,497         171,132             --
 Loan Interest.............          --              --              --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits............          --              --              --
 Surrenders................      (21,884)         (1,277)            --
 Loans.....................          --              --              --
 Administrative expenses
  (note 4).................          --              --              --
 Transfer gain (loss) and
  transfer fees............          896           3,961              (6)
 Transfers (to) from the
  Guarantee Account........         (270)         26,040           3,261
 Interfund transfers.......          --              --              --
                                --------         -------           -----
 Increase (decrease) in net
  assets from capital
  transactions.............      453,239         199,856           3,255
                                --------         -------           -----
Increase (decrease) in net
 assets....................      460,880         206,573           3,626
Net assets at beginning of
 year......................          --              --              --
                                --------         -------           -----
Net assets at end of year..     $460,880         206,573           3,626
                                ========         =======           =====

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2001


(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Life Assurance Company of New York (GE Capital Life). The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are, an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series.

  In 2001, 34 new investment subdivisions were added to the Account for Type II and Type III policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class
2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth, and Worldwide Growth Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In February 2000, four new investment subdivisions were added to the Account for Type I Policies. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Strategic Bond Fund, the Investors Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Funds Inc.

  All designated portfolios described above are series type mutual funds.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001



(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are three unit classes included in the Account. Type I units are sold under policy form P1066. Type II and Type III units are sold under policy form NY1155.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                            Cost of    Proceeds
                             Shares      from
Fund/Portfolio              Acquired  Shares Sold
--------------             ---------- -----------
GE Investment Funds,
 Inc.:
 S&P 500 Index Fund......  $4,733,071 $1,194,122
 Money Market Fund.......   6,127,247  3,838,385
 Total Return Fund.......     690,220     44,033
 International Equity
  Fund...................     195,567     18,331
 Real Estate Securities
  Fund...................     246,858     93,649
 Global Income Fund......     121,083     72,862
 Mid-Cap Value Equity
  Fund...................     777,794    179,383
 Income Fund.............   1,013,777    128,017
 U.S. Equity Fund........   2,926,594    190,685
 Premier Growth Equity
  Fund...................   1,964,118    161,007
 Value Equity Fund.......      23,364         11
 Small-Cap Value Equity
  Fund...................     113,805        194
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio..............   1,573,521    342,657
 Growth Portfolio........   1,141,669    419,531
 Overseas Portfolio......     444,591     71,352
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio..............     204,930     76,772
 Contrafund Portfolio....     802,012    445,565
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio..............   1,000,381    484,963
 Growth Opportunities
  Portfolio..............     257,620     69,815
Variable Insurance
 Products Fund -- Service
 Class 2:
 Equity-Income
  Portfolio..............     203,537     36,166
 Growth Portfolio........      59,471         26
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio....      36,235         14
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio..............      39,228         96
 Mid Cap Portfolio.......     128,907     17,525
Oppenheimer Variable
 Account Funds:
 High Income Fund/VA.....     612,598     88,590
 Bond Fund/VA............   1,323,592    409,268
 Aggressive Growth
  Fund/VA................     616,351    342,597
 Capital Appreciation
  Fund/VA................   1,246,373    211,780
 Multiple Strategies
  Fund/VA................     765,593    128,537
Oppenheimer Variable
 Account Funds -- Class 2
 Shares:
 Global Securities
  Fund/VA................      38,292         42
 Main Street Growth &
  Income Fund/VA.........     131,188        329

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Federated Insurance Series:
 American Leaders Fund II................................ $  255,537 $   98,963
 High Income Bond Fund II................................     94,550     49,576
 Utility Fund II.........................................    206,810     43,361
 International Small Company Fund II.....................        116          0
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II................................     21,934         25
Janus Aspen Series:
 Balanced Portfolio......................................  2,209,427  1,587,506
 Aggressive Growth Portfolio.............................  1,020,591    884,829
 Growth Portfolio........................................    978,283    742,874
 Worldwide Growth Portfolio..............................    846,472    862,238
 Flexible Income Portfolio...............................    201,043     81,372
 International Growth Portfolio..........................    575,132    680,101
 Capital Appreciation Portfolio..........................    995,502  1,013,874
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..........................     11,456        230
 Global Technology Portfolio.............................     20,672         46
 Aggressive Growth Portfolio.............................     34,497        328
 Balanced Portfolio......................................    387,842     39,184
 Capital Appreciation Portfolio..........................     65,870     16,233
 Growth Portfolio........................................     40,499         15
 International Growth Portfolio..........................     18,743        441
 Worldwide Growth Portfolio..............................     23,446         24
Alger American Fund:
 Small Capitalization Portfolio..........................    466,325    188,287
 LargeCap Growth Portfolio...............................    555,108     87,975
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................    373,331    183,978
 PBHG Growth II Portfolio................................    153,758     96,494
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................    149,201     60,695
 Mid Cap Value Fund......................................    757,346    257,290
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund.....................................    160,727      9,074
 Investors Fund..........................................    361,095    157,727
 Total Return Fund.......................................     94,299     20,417
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..................................     19,032        114
 Long-Term U.S. Government Bond Portfolio................    258,724      3,153
 High Yield Bond Portfolio...............................     56,998         79
 Total Return Bond Portfolio.............................    236,363      2,128

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of   Proceeds
                                                            Shares     from
Fund/Portfolio                                             Acquired Shares Sold
--------------                                             -------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund....................... $ 43,094   $  457
 AIM V.I. Growth Fund.....................................   40,905      367
 AIM V.I. Value Fund......................................  174,102    1,595
Dreyfus:
 Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio...............................................    2,634      446
 The Dreyfus Socially Responsible Growth Fund, Inc. ......    8,774        3
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series........................   23,441      309
 MFS Investors Trust Series...............................   23,566      464
 MFS New Discovery Series.................................    5,599    1,669
 MFS Utility Series.......................................   39,262      555
Rydex Variable Trust:
 OTC Fund.................................................    2,669        4
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio..............................  492,450   41,047
 Premier Growth Portfolio.................................  201,660    1,188
 Quasar Portfolio.........................................    3,261        7

(4) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent net premiums received by GE Capital Life on its flexible variable deferred annuity products, less deductions retained as compensation for certain distribution expenses and premium taxes. In addition, certain contractholders elect to deposit premiums in the general account of GE Capital Life and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

  If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, for Type I policies, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for Type I policies and1% per year for Type II and Type III every year thereafter.

  GE Capital Life will deduct a charge of $25 plus .15% for Type I Policies and $30 plus .15% for Type II and Type III policies per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account for the mortality and expense (M&E) risk that GE Capital Life assumes. Fee based on the following rates: Type I--1.25%, Type II--1.30%, and Type III--1.50%. The administrative expenses as well as the M&E charges are deducted daily and reflect the effective annual rates.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities issued by GE Capital Life. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, ..60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by separate account from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 are as follows:

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                       GE Investments Funds, Inc.
                  ------------------------------------------------------------------------------------------------
                       S&P 500                Money               Total         International      Real Estate
                        Index                Market              Return            Equity          Securities
                         Fund                 Fund                Fund              Fund              Fund
                  -------------------  --------------------  ----------------  ----------------  ----------------
                   Units    $ Amount    Units     $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                  -------  ----------  --------  ----------  ------  --------  ------  --------  ------  --------
Type I Units:
 Units
  Purchased...... 273,230  $3,376,266   428,354  $4,621,125  12,389  $144,891  12,469  $136,504   2,721  $ 28,909
 Units Redeemed.. (19,103)   (236,045)   (7,305)    (78,806)   (532)   (6,221)   (281)   (3,081)   (135)   (1,438)
 Units
  Exchanged...... 122,516   1,513,917  (178,057) (1,920,895) 12,563   147,725     693     7,584   3,732    39,644
                  -------  ----------  --------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 376,643  $4,654,138   242,992  $2,621,420  24,420  $286,395  12,881  $141,007   6,318  $ 67,115
                  =======  ==========  ========  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased...... 281,113   2,781,809   179,318   1,993,913  16,197   184,738  15,993   158,072   7,094    84,759
 Units Redeemed.. (35,825)   (354,511)  (21,594)   (240,112) (1,291)  (14,724) (1,071)  (10,583)   (269)   (3,220)
 Units
  Exchanged......  73,078     723,152   (11,014)   (122,475) 39,266   447,832   2,982    29,473   4,982    59,505
                  -------  ----------  --------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... 318,366  $3,150,450   146,710  $1,631,326  54,172  $617,846  17,904  $176,962  11,807  $141,043
                  =======  ==========  ========  ==========  ======  ========  ======  ========  ======  ========
                      Global
                      Income
                       Fund
                  ----------------
                  Units  $ Amount
                  ------ ---------
Type I Units:
 Units
  Purchased...... 5,389  $51,414
 Units Redeemed..   (83)    (793)
 Units
  Exchanged......   848    8,089
                  ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 6,154  $58,710
                  ====== =========
 Units
  Purchased...... 6,350   58,825
 Units Redeemed..  (984)  (9,115)
 Units
  Exchanged......   165    1,527
                  ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... 5,531  $51,237
                  ====== =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                        GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------------
                             Mid-Cap                                U.S.               Premier
                          Value Equity         Income              Equity           Growth Equity
                              Fund              Fund                Fund                 Fund
                         ----------------  ----------------  -------------------  -------------------
                         Units   $ Amount  Units   $ Amount   Units    $ Amount    Units    $ Amount
                         ------  --------  ------  --------  -------  ----------  -------  ----------
Type I Units:
 Units Purchased........ 19,923  $212,889   8,234  $ 86,216   17,587  $  218,273   22,237  $  222,717
 Units Redeemed......... (1,333)  (14,241)   (762)   (7,982)  (2,510)    (31,150)     (55)       (551)
 Units Exchanged........  2,780    29,704  10,684   111,875   14,175     175,941    5,898      59,075
                         ------  --------  ------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2000.............. 21,370  $228,352  18,156  $190,109   29,252  $  363,064   28,080  $  281,241
                         ======  ========  ======  ========  =======  ==========  =======  ==========
 Units Purchased........ 36,605   424,730  24,836   282,963  234,663   2,700,161  186,247   1,712,107
 Units Redeemed.........   (569)   (6,595) (2,541)  (28,952)  (5,082)    (58,483)  (2,792)    (25,662)
 Units Exchanged........  4,556    52,857  51,462   586,314    5,655      65,067    6,226      57,232
                         ------  --------  ------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 40,592  $470,991  73,757  $840,324  235,236  $2,706,745  189,681  $1,743,678
                         ======  ========  ======  ========  =======  ==========  =======  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                               Variable Insurance Products Fund
                            Variable Insurance Products Fund                                  II
                  ----------------------------------------------------------  -------------------------------------
                    Equity Income                              Overseas        Asset Manager        Contrafund
                      Portfolio         Growth Portfolio       Portfolio         Portfolio          Portfolio
                  -------------------  -------------------  ----------------  ----------------  -------------------
                   Units    $ Amount    Units    $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount
                  -------  ----------  -------  ----------  ------  --------  ------  --------  -------  ----------
Type I Units:
 Units
  Purchased......  36,559  $  387,451   98,379  $1,501,166  32,832  $419,747  17,048  $192,881  128,094  $1,661,934
 Units Redeemed..  (2,994)    (31,736)  (3,252)    (49,614) (1,209)  (15,458)   (183)   (2,062)  (6,760)    (87,698)
 Units
  Exchanged......  15,462     163,866   29,324     447,461     769     9,822    (611)   (6,919)  50,194     651,246
                  -------  ----------  -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  49,027  $  519,582  124,451  $1,899,013  32,392  $414,111  16,254  $183,899  171,528  $2,225,482
                  =======  ==========  =======  ==========  ======  ========  ======  ========  =======  ==========
 Units
  Purchased......  32,956     358,395   13,156     160,505   6,734    62,545  (2,467)  (24,849)  15,828     189,537
 Units Redeemed.. (10,427)   (113,398) (11,100)   (135,417) (3,937)  (36,572) (1,802)  (18,157) (15,616)   (186,995)
 Units
  Exchanged......  86,170     937,046   46,917     572,345  30,936   287,293  16,031   161,491   23,231     278,177
                  -------  ----------  -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... 108,699  $1,182,043   48,973  $  597,433  33,733  $313,266  11,762  $118,485   23,443  $  280,719
                  =======  ==========  =======  ==========  ======  ========  ======  ========  =======  ==========
                  Variable Insurance Products Fund
                                III
                  ------------------------------------
                                         Growth
                  Growth & Income     Opportunities
                     Portfolio          Portfolio
                  ------------------ -----------------
                   Units   $ Amount  Units   $ Amount
                  -------- --------- ------- ---------
Type I Units:
 Units
  Purchased......  62,406  $706,511  30,835  $327,326
 Units Redeemed..  (8,079)  (91,464) (2,919)  (30,988)
 Units
  Exchanged......  16,420   185,891  12,817   136,064
                  -------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  70,747  $800,938  40,733  $432,403
                  ======== ========= ======= =========
 Units
  Purchased......  39,746   416,397  19,460   154,761
 Units Redeemed.. (14,551) (152,444) (1,090)   (8,666)
 Units
  Exchanged......  20,734   217,206   6,236    49,586
                  -------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  45,929  $481,159  24,606  $195,681
                  ======== ========= ======= =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                  Oppenheimer Variable Account Funds
                         ----------------------------------------------------------------------------------------------
                                                                                        Capital           Multiple
                           High Income                         Aggressive Growth     Appreciation        Strategies
                             Fund/VA         Bond Fund/VA           Fund/VA             Fund/VA            Fund/VA
                         ----------------  ------------------  ------------------  ------------------  ----------------
                         Units   $ Amount   Units   $ Amount   Units    $ Amount   Units    $ Amount   Units   $ Amount
                         ------  --------  -------  ---------  ------  ----------  ------  ----------  ------  --------
Type I Units:
 Units Purchased........ 26,691  $255,044   43,782  $ 440,975  72,542  $1,531,110  50,733  $  793,660  15,232  $172,491
 Units Redeemed......... (5,025)  (48,021)  (5,137)   (51,736) (1,359)    (28,685) (1,596)    (24,969)   (318)   (3,606)
 Units Exchanged........  5,079    48,527   16,230    163,462  22,439     473,605  18,502     289,448   8,105    91,775
                         ------  --------  -------  ---------  ------  ----------  ------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 26,745  $255,551   54,875  $ 552,701  93,622  $1,976,030  67,639  $1,058,140  23,019  $260,659
                         ======  ========  =======  =========  ======  ==========  ======  ==========  ======  ========
 Units Purchased........  6,182    58,407   47,798    533,398   8,317     166,989  51,669     684,723  11,340   133,037
 Units Redeemed......... (3,002)  (28,364) (10,418)  (116,261) (3,043)    (61,104) (4,595)    (60,895) (2,894)  (33,949)
 Units Exchanged........ 47,058   444,657   38,663    431,455  (1,282)    (25,734) 23,413     310,276  43,466   509,937
                         ------  --------  -------  ---------  ------  ----------  ------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 50,238  $474,700   76,043  $ 848,592   3,992  $   80,151  70,487  $  934,104  51,912  $609,025
                         ======  ========  =======  =========  ======  ==========  ======  ==========  ======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                    Federated Insurance Series
                          ----------------------------------------------------
                                                 High
                             American         Income Bond         Utility
                          Leaders Fund II       Fund II           Fund II
                          ----------------  ----------------  ----------------
                          Units   $ Amount  Units   $ Amount  Units   $ Amount
                          ------  --------  ------  --------  ------  --------
Type I Units:
 Units Purchased......... 48,293  $522,124   8,782  $ 83,632  26,798  $285,303
 Units Redeemed.......... (2,217)  (23,974)   (254)   (2,422) (2,369)  (25,219)
 Units Exchanged.........  5,725    61,890   4,942    47,051   3,537    37,650
                          ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2000............... 51,801  $560,041  13,470  $128,261  27,966  $297,734
                          ======  ========  ======  ========  ======  ========
 Units Purchased.........  2,015    22,532   2,313    20,400   5,616    53,180
 Units Redeemed.......... (2,782)  (31,108) (1,589)  (14,100) (1,315)  (12,451)
 Units Exchanged......... 14,514   162,291   1,449    12,773  12,020   113,828
                          ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2001............... 13,747  $153,715   2,163  $ 19,073  16,321  $154,557
                          ======  ========  ======  ========  ======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                            Janus Aspen Series
                     -----------------------------------------------------------------------------------------------------
                                          Aggressive Growth                          Worldwide Growth    Flexible Income
                     Balanced Portfolio       Portfolio         Growth Portfolio        Portfolio           Portfolio
                     -------------------  -------------------  -------------------  -------------------  ----------------
                      Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount   Units   $ Amount
                     -------  ----------  -------  ----------  -------  ----------  -------  ----------  ------  --------
Type I Units:
 Units
  Purchased......    186,633  $2,592,620  195,359  $5,044,265  196,176  $3,134,823  176,225  $2,875,338   1,739  $ 17,959
 Units Redeemed..    (16,995)   (236,097) (16,371)   (422,698)  (4,910)    (78,453)  (5,774)    (94,223)   (589)   (6,086)
 Units
  Exchanged......     66,178     919,324   52,751   1,362,054   28,770     459,743   37,207     607,065   1,194    12,329
                     -------  ----------  -------  ----------  -------  ----------  -------  ----------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2000..235,816  $3,275,846  231,739  $5,983,621  220,036  $3,516,112  207,658  $3,388,180   2,344  $ 24,202
                     =======  ==========  =======  ==========  =======  ==========  =======  ==========  ======  ========
 Units
  Purchased......     65,568     873,947   15,088     290,994   29,044     422,537  (24,957)    265,100   8,695    95,715
 Units Redeemed..    (25,123)   (334,865) (10,199)   (196,696) (11,992)   (174,462)  15,252    (162,006) (1,223)  (13,457)
 Units
  Exchanged......        983      13,109    5,114      98,612    1,697      24,693    8,139     (86,459)  2,723    29,983
                     -------  ----------  -------  ----------  -------  ----------  -------  ----------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2001.. 41,428  $  552,191   10,003  $  192,911   18,749  $  272,768   (1,566) $   16,635  10,195  $112,241
                     =======  ==========  =======  ==========  =======  ==========  =======  ==========  ======  ========
                                               Capital
                       International         Appreciation
                      Growth Portfolio        Portfolio
                     -------------------- --------------------
                      Units    $ Amount    Units    $ Amount
                     -------- ----------- -------- -----------
Type I Units:
 Units
  Purchased......    112,082  $1,931,331  204,833  $3,793,276
 Units Redeemed..     (1,925)    (33,175) (13,129)   (243,144)
 Units
  Exchanged......     42,964     740,321   28,888     534,972
                     -------- ----------- -------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2000..153,121  $2,638,477  220,592  $4,085,104
                     ======== =========== ======== ===========
 Units
  Purchased......     29,360     189,769  131,832     278,722
 Units Redeemed..    (19,374)   (125,225) (99,130)   (209,582)
 Units
  Exchanged......    (25,031)   (161,787) (37,315)    (78,892)
                     -------- ----------- -------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2001..(15,045) $  (97,243)  (4,613) $   (9,753)
                     ======== =========== ======== ===========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                               Alger American Fund            PBHG Insurance Series Fund, Inc.
                         ----------------------------------  --------------------------------------
                              Small
                         Capitalization    LargeCap Growth    PBHG Large Cap      PBHG Growth II
                            Portfolio         Portfolio      Growth Portfolio        Portfolio
                         ----------------  ----------------  ------------------  ------------------
                         Units   $ Amount  Units   $ Amount  Units    $ Amount   Units    $ Amount
                         ------  --------  ------  --------  ------  ----------  ------  ----------
Type I Units:
 Units Purchased........ 48,805  $673,890  39,797  $588,297  45,562  $  885,263  38,518  $  862,385
 Units Redeemed.........   (839)  (11,584) (1,594)  (23,571)    (47)       (911)    (39)       (875)
 Units Exchanged........ 12,510   172,738   2,296    33,946  19,188     372,829  13,610     304,716
                         ------  --------  ------  --------  ------  ----------  ------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 60,476  $835,046  40,499  $598,672  64,703  $1,257,181  52,089  $1,166,226
                         ======  ========  ======  ========  ======  ==========  ======  ==========
 Units Purchased........ 11,634    97,337  13,418   155,541  15,667     236,575   4,404      78,424
 Units Redeemed......... (5,686)  (47,575) (2,860)  (33,153) (1,944)    (29,361) (1,017)    (18,109)
 Units Exchanged........ 27,540   230,407  17,931   207,855    (153)     (2,303)    423       7,533
                         ------  --------  ------  --------  ------  ----------  ------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 33,488  $280,168  28,489  $330,243  13,570  $  204,912   3,810  $   67,848
                         ======  ========  ======  ========  ======  ==========  ======  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                             Goldman Sachs Variable
                                 Insurance Trust              Salomon Brothers Variable Series Funds Inc.
                         ----------------------------------  ---------------------------------------------------
                           Growth and       Mid Cap Value    Strategic Bond                       Total Return
                           Income Fund          Fund              Fund         Investors Fund         Fund
                         ----------------  ----------------  ----------------  ----------------  ---------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount
                         ------  --------  ------  --------  ------  --------  ------  --------  -----  --------
Type I Units:
 Units Purchased........ 26,542  $259,268  30,324  $307,826     727  $  7,500   3,202  $ 37,028  2,427  $25,356
 Units Redeemed......... (1,969)  (19,238) (2,634)  (26,734)    --        --      (36)     (414)   (94)    (981)
 Units Exchanged........  7,504    73,305  20,159   204,628     --        --    2,414    27,924    536    5,599
                         ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2000.............. 32,077  $313,335  47,849  $485,720     727  $  7,500   5,580  $ 64,538  2,869  $29,975
                         ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units Purchased........ 10,105    83,708  15,276   189,124   2,233    24,453   4,073    50,139  2,876   31,209
 Units Redeemed......... (2,794)  (23,143) (1,484)  (18,373)   (110)   (1,199) (1,204)  (14,811)  (170)  (1,848)
 Units Exchanged........  3,584    29,696  21,016   260,184  11,264   123,356  13,716   168,904  4,014   43,539
                         ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 10,895  $ 90,261  34,808  $430,935  13,387  $146,610  16,585  $204,232  6,720  $72,900
                         ======  ========  ======  ========  ======  ========  ======  ========  =====  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                          GE Investments Funds, Inc.
                  --------------------------------------------------------------------------------------------------------------
                      S&P 500            Money          Mid-Cap          U.S.         Premier         Value        Small-Cap
                       Index             Market       Value Equity      Equity         Growth         Equity      Value Equity
                       Fund               Fund            Fund           Fund           Fund           Fund           Fund
                  ----------------  ---------------- -------------- -------------- -------------- -------------- ---------------
                  Units   $ Amount   Units  $ Amount Units $ Amount Units $ Amount Units $ Amount Units $ Amount Units  $ Amount
                  ------  --------  ------- -------- ----- -------- ----- -------- ----- -------- ----- -------- -----  --------
Type II Units:
 Units
  Purchased...... 23,814  $210,352  104,117 $105,054 6,181 $56,776  1,955 $17,818  2,290 $20,708  2,533 $22,840  8,096  $82,336
 Units Redeemed..   (137)   (1,211)     --       --    --      --     --      --     --      --     --      --      (4)     (42)
 Units
  Exchanged......    689     6,082    4,549    4,589 2,887  26,515     59     536    --      --     --      --   1,374   13,970
                  ------  --------  ------- -------- ----- -------  ----- -------  ----- -------  ----- -------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  or lesser
  period ended
  December 31,
  2001........... 24,366  $215,223  108,666 $109,644 9,068 $83,291  2,014 $18,354  2,290 $20,708  2,533 $22,840  9,466  $96,265
                  ======  ========  ======= ======== ===== =======  ===== =======  ===== =======  ===== =======  =====  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Variable
                                                            Insurance
                                                          Products Fund
                          Variable Insurance Products     II -- Service   Variable Insurance Products
                            Fund -- Service Class 2          Class 2      Fund III -- Service Class 2
                         -------------------------------- -------------- -------------------------------
                                                                            Growth &
                          Equity-Income        Growth       Contrafund       Income         Mid Cap
                            Portfolio        Portfolio      Portfolio      Portfolio       Portfolio
                         ----------------  -------------- -------------- -------------- ----------------
                         Units   $ Amount  Units $ Amount Units $ Amount Units $ Amount Units   $ Amount
                         ------  --------  ----- -------- ----- -------- ----- -------- ------  --------
Type II Units:
 Units Purchased........ 17,835  $158,275  5,750 $50,884  2,882 $26,817  4,012 $36,356  11,008  $109,738
 Units Redeemed.........   (136)   (1,206)   --      --     --      --     --      --       (4)      (40)
 Units Exchanged........ (1,293)  (11,472)   639   5,657    166   1,543    193   1,744  (1,373)  (13,690)
                         ------  --------  ----- -------  ----- -------  ----- -------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended
  December 31, 2001..... 16,406  $145,597  6,389 $56,542  3,048 $28,360  4,205 $38,100   9,631  $ 96,008
                         ======  ========  ===== =======  ===== =======  ===== =======  ======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                              Oppenheimer Variable         Federated    Federated Insurance
                            Account Funds -- Class 2       Insurance     Series -- Service
                                     Shares                  Series            Shares
                         ------------------------------  -------------- --------------------
                             Global       Main Street    International
                           Securities   Growth & Income  Small Company    High Income Bond
                            Fund/VA         Fund/VA         Fund II           Fund II
                         -------------- ---------------  -------------- --------------------
                         Units $ Amount Units  $ Amount  Units $ Amount  Units    $ Amount
                         ----- -------- ------ --------  ----- -------- -------- -----------
Type II Units:
 Units Purchased........ 3,150 $28,472   9,897 $ 88,986   --     $--       1,123 $   10,755
 Units Redeemed.........   --      --      (4)      (40)  --      --         --         --
 Units Exchanged........   133   1,198   2,428   21,826    30     232      1,115     10,674
                         ----- -------  ------ --------   ---    ----   -------- ----------
Net increase (decrease)
 from capital transac-
 tions with
 contractholders during
 the year or lesser pe-
 riod ended December 31,
 2001................... 3,283 $29,670  12,321 $110,772    30    $232      2,238 $   21,429
                         ===== =======  ====== ========   ===    ====   ======== ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                   Janus Aspen Series -- Service Shares
                        -----------------------------------------------------------------------------------------------
                         Global Life       Global       Aggressive                         Capital
                           Sciences      Technology       Growth        Balanced        Appreciation         Growth
                          Portfolio      Portfolio      Portfolio       Portfolio         Portfolio        Portfolio
                        -------------- -------------- -------------- ----------------  ----------------  --------------
                        Units $ Amount Units $ Amount Units $ Amount Units   $ Amount  Units   $ Amount  Units $ Amount
                        ----- -------- ----- -------- ----- -------- ------  --------  ------  --------  ----- --------
Type II units:
 Units Purchased....... 1,067 $10,746  2,389 $17,860  2,828 $21,731  30,566  $293,601   5,640  $ 48,699  4,890 $39,064
 Units Redeemed........   --      --     --      --     --      --     (137)   (1,319)    --        --     --      --
 Units Exchanged.......    70     704    --      --   1,700  13,068   3,074    29,523  (1,655)  (14,292)    50     397
                        ----- -------  ----- -------  ----- -------  ------  --------  ------  --------  ----- -------
 Net increase
  (decrease) from
  capital transactions
  with contractholders
  during the year or
  lesser period ended
  December 31, 2001.... 1,137 $11,451  2,389 $17,860  4,528 $34,799  33,503  $321,805   3,985  $ 34,407  4,940 $39,461
                        ===== =======  ===== =======  ===== =======  ======  ========  ======  ========  ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                         Janus Aspen Series -- Service
                                    Shares                            PIMCO Variable Insurance Trust
                         ----------------------------- -------------------------------------------------------------
                         International    Worldwide                   Long-Term U.S.
                             Growth         Growth      Foreign Bond  Government Bond   High Yield    Total Return
                           Portfolio      Portfolio      Portfolio       Portfolio    Bond Portfolio Bond Portfolio
                         -------------- -------------- -------------- --------------- -------------- ---------------
                         Units $ Amount Units $ Amount Units $ Amount Units  $ Amount Units $ Amount Units  $ Amount
                         ----- -------- ----- -------- ----- -------- ------ -------- ----- -------- ------ --------
Type II Units:
 Units Purchased........ 1,292 $10,778  1,247 $10,265  1,017 $10,555  11,868 $130,467 4,586 $45,350  11,794 $124,745
 Units Redeemed.........   --      --     --      --     --      --      --       --    --      --      --       --
 Units Exchanged........   450   3,757  1,174   9,657    --      --      441    4,849   806   7,970   1,736   18,363
                         ----- -------  ----- -------  ----- -------  ------ -------- ----- -------  ------ --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended
  December 31, 2001..... 1,742 $14,535  2,421 $19,922  1,017 $10,555  12,309 $135,316 5,392 $53,321  13,530 $143,108
                         ===== =======  ===== =======  ===== =======  ====== ======== ===== =======  ====== ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                 AIM Variable Insurance Funds                          Dreyfus
                         --------------------------------------------- ------------------------------------------
                            AIM V.I.                                   Dreyfus Investment
                            Capital        AIM V.I.       AIM V.I.       Portfolios --      The Dreyfus Socially
                          Appreciation      Growth          Value           Emerging            Responsible
                              Fund           Fund           Fund       Markets Portfolio     Growth Fund, Inc.
                         -------------- -------------- --------------- -------------------  ---------------------
                         Units $ Amount Units $ Amount Units  $ Amount  Units    $ Amount    Units     $ Amount
                         ----- -------- ----- -------- ------ -------- -------  ----------  --------- -----------
Type II Units:
 Units Purchased........ 4,068 $35,293  4,133 $35,409  13,507 $120,190      --   $      --        765  $    6,613
 Units Redeemed.........   --      --     --      --      --       --       --          --        --          --
 Units Exchanged........   265   2,295    628   5,381     836    7,438      245       2,308       283       2,451
                         ----- -------  ----- -------  ------ --------  -------  ---------- ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001.............. 4,333 $37,588  4,761 $40,790  14,343 $127,629      245  $    2,308     1,048  $    9,064
                         ===== =======  ===== =======  ====== ========  =======  ========== =========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                     Rydex Variable
                                        MFS Variable Insurance Trust                     Trust
                         ----------------------------------------------------------- --------------
                         MFS Investors                    MFS New
                          Growth Stock  MFS Investors    Discovery     MFS Utility        OTC
                             Series      Trust Series      Series         Series          Fund
                         -------------- -------------- -------------- -------------- --------------
                         Units $ Amount Units $ Amount Units $ Amount Units $ Amount Units $ Amount
                         ----- -------- ----- -------- ----- -------- ----- -------- ----- --------
Type II units:
 Units Purchased........ 1,740 $14,582    489 $ 4,262   162   $1,500  4,890 $38,699   308   $2,670
 Units Redeemed.........   --      --     --      --    --       --     --      --    --       --
 Units Exchanged........   509   4,264  1,749  15,261   266    2,465    --      --    --       --
                         ----- -------  ----- -------   ---   ------  ----- -------   ---   ------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001.............. 2,249 $18,846  2,238 $19,524   428   $3,965  4,890 $38,699   308   $2,670
                         ===== =======  ===== =======   ===   ======  ===== =======   ===   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                              Alliance Variable Products Series Fund, Inc.
                             --------------------------------------------------
                               Growth and
                                 Income        Premier Growth        Quasar
                                Portfolio         Portfolio        Portfolio
                             ----------------  ----------------  --------------
                             Units   $ Amount  Units   $ Amount  Units $ Amount
                             ------  --------  ------  --------  ----- --------
Type II units:
 Units Purchased............ 33,013  $300,948  18,076  $150,695   --    $  --
 Units Redeemed.............   (139)   (1,268)   (153)   (1,277)  --       --
 Units Exchanged............    (30)     (270)  2,993    24,950   386    3,261
                             ------  --------  ------  --------   ---   ------
 Net increase (decrease)
  from capital transactions
  with contractholders
  during the year or lesser
  period ended December 31,
  2001...................... 32,844  $299,410  20,916  $174,368   386   $3,261
                             ======  ========  ======  ========   ===   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                 GE Investments Funds, Inc.
                         --------------------------------------------------------------------------
                                                                                       Small-Cap
                         S&P 500 Index   Money Market   U.S. Equity   Premier Growth  Value Equity
                              Fund           Fund           Fund           Fund           Fund
                         -------------- -------------- -------------- -------------- --------------
                         Units $ Amount Units $ Amount Units $ Amount Units $ Amount Units $ Amount
                         ----- -------- ----- -------- ----- -------- ----- -------- ----- --------
Type III units:
 Units Purchased........ 2,262 $20,651  9,904 $10,000    28    $250     29    $250   1,266 $12,636
 Units Redeemed.........   --      --     --      --    --      --     --      --      --      --
 Units Exchanged........   119   1,090    --      --    --      --     --      --      --      --
                         ----- -------  ----- -------   ---    ----    ---    ----   ----- -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001.............. 2,381 $21,740  9,904 $10,000    28    $250     29    $250   1,266 $12,636
                         ===== =======  ===== =======   ===    ====    ===    ====   ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Variable
                                                            Insurance
                          Variable Insurance Products     Products Fund
                                     Fund                 II -- Service   Variable Insurance Products
                               -- Service Class 2            Class 2      Fund III -- Service Class 2
                          ---------------------------     -------------- -----------------------------
                                                                            Growth &
                          Equity-Income        Growth       Contrafund       Income        Mid Cap
                            Portfolio        Portfolio      Portfolio      Portfolio      Portfolio
                         ----------------  -------------- -------------- -------------- --------------
                         Units   $ Amount  Units $ Amount Units $ Amount Units $ Amount Units $ Amount
                         ------  --------  ----- -------- ----- -------- ----- -------- ----- --------
Type III Units:
 Units Purchased........  4,249  $ 36,384   468   $4,027   808   $7,500   158   $1,400  1,571 $14,916
 Units Redeemed......... (2,187)  (18,728)  --       --    --       --    --       --     --      --
 Units Exchanged........    --        --    --       --    --       --    --       --     --      --
                         ------  --------   ---   ------   ---   ------   ---   ------  ----- -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001..............  2,062  $ 17,656   468   $4,027   808   $7,500   158   $1,400  1,571 $14,916
                         ======  ========   ===   ======   ===   ======   ===   ======  ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                               Federated
                                                               Insurance
                             Oppenheimer Variable Account      Series --
                                Funds -- Class 2 Shares      Service Shares
                            ------------------------------- ------------------
                                Global       Main Street          High
                              Securities   Growth & Income    Income Bond
                               Fund/VA         Fund/VA          Fund II
                            -------------- ---------------- ------------------
                            Units $ Amount Units  $ Amount  Units    $ Amount
                            ----- -------- ------ --------- -------  ---------
Type III Units:
 Units Purchased...........  924   $8,509   2,197 $ 19,648        53   $    500
 Units Redeemed............  --       --      --       --        --         --
 Units Exchanged...........  --       --      --       --        --         --
                             ---   ------  ------ --------   -------   --------
 Net increase (decrease)
  from capital transactions
  with contractholders
  during the year or lesser
  pleriod ended
  December 31, 2001........  924   $8,509   2,197 $ 19,648        53   $    500
                             ===   ======  ====== ========   =======   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                              Janus Aspen Series-Service Shares
                         -----------------------------------------------------------------------------
                             Global                          Capital     International    Worldwide
                           Technology      Balanced        Appreciation      Growth         Growth
                           Portfolio       Portfolio        Portfolio      Portfolio      Portfolio
                         -------------- ----------------  -------------- -------------- --------------
                         Units $ Amount Units   $ Amount  Units $ Amount Units $ Amount Units $ Amount
                         ----- -------- ------  --------  ----- -------- ----- -------- ----- --------
Type III Units:
 Units Purchased........  333   $2,647   6,448  $ 60,876  1,718 $13,516   521   $4,084   311   $2,627
 Units Redeemed.........  --       --   (3,925)  (37,057)   --      --    (51)    (396)  --       --
 Units Exchanged........  --       --      --        --     --      --    --       --    129    1,089
                          ---   ------  ------  --------  ----- -------   ---   ------   ---   ------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001..............  333   $2,647   2,523  $ 23,818  1,718 $13,516   470   $3,688   440   $3,716
                          ===   ======  ======  ========  ===== =======   ===   ======   ===   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                        PIMCO Variable Insurance Trust                    AIM Variable Insurance Funds
                         ---------------------------------------------------------------  ------------------------------
                                                                                             AIM V.I.
                                        Long-Term U.S.                                       Capital
                          Foreign Bond    Government        High Yield    Total Return     Appreciation     AIM V.I.
                           Portfolio    Bond Portfolio    Bond Portfolio Bond Portfolio        Fund        Value Fund
                         -------------- ----------------  -------------- ---------------  -------------- ---------------
                         Units $ Amount Units   $ Amount  Units $ Amount Units  $ Amount  Units $ Amount Units  $ Amount
                         ----- -------- ------  --------  ----- -------- -----  --------  ----- -------- -----  --------
Type III Units
 Units Purchased........  797   $8,424  10,106  $112,788   317   $3,147  8,443  $89,661    302   $2,647  4,681  $42,152
 Units Redeemed.........  --       --      (60)     (669)  --       --    (137)  (1,460)   --       --     (77)    (692)
 Units Exchanged........  --       --      --        --    --       --     --       --     --       --     121    1,090
                          ---   ------  ------  --------   ---   ------  -----  -------    ---   ------  -----  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001..............  797   $8,424  10,046  $112,119   317   $3,147  8,306  $88,201    302   $2,647  4,725  $42,550
                          ===   ======  ======  ========   ===   ======  =====  =======    ===   ======  =====  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                           MFS Variable Insurance Trust
                                   --------------------------------------------
                                   MFS Investors
                                    Growth Stock  MFS Investors   MFS Utility
                                       Series      Trust Series      Series
                                   -------------- -------------- --------------
                                   Units $ Amount Units $ Amount Units $ Amount
                                   ----- -------- ----- -------- ----- --------
Type III Units:
 Units Purchased..................  504   $4,482   470   $4,084    62    $500
 Units Redeemed...................  --       --    (44)    (384)  --      --
 Units Exchanged..................  --       --    --       --    --      --
                                    ---   ------   ---   ------   ---    ----
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  or lesser period ended
  December 31, 2001...............  504   $4,482   426   $3,700    62    $500
                                    ===   ======   ===   ======   ===    ====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                 Alliance Variable Products
                                                     Series Fund, Inc.
                                               --------------------------------
                                                 Growth and
                                                   Income        Premier Growth
                                                  Portfolio        Portfolio
                                               ----------------  --------------
                                               Units   $ Amount  Units $ Amount
                                               ------  --------  ----- --------
Type III Units:
 Units Purchased.............................. 19,048  $173,549  2,306 $20,437
 Units Redeemed............................... (2,263)  (20,616)   --      --
 Units Exchanged..............................    --        --     123   1,090
                                               ------  --------  ----- -------
 Net increase (decrease) from capital
  transactions with contractholders during the
  year or lesser period ended December 31,
  2001........................................ 16,785  $152,933  2,429 $21,526
                                               ======  ========  ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

(6) Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                   Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment
                          Units  Unit Value  000s   Net Assets   Income Ratio Total Return
                         ------- ---------- ------ ------------- ------------ ------------
Type I:
GE Investments Funds,
Inc.:
 S&P 500 Index Fund..... 867,363   $9.84    $8,535     1.40%         1.30%       -13.50%
 Money Market Fund...... 551,692   11.29     6,229     1.40%         3.86%         2.51%
 Total Return Fund......  86,294   11.48       991     1.40%         3.97%        -4.26%
 International Equity
 Fund...................  32,993    8.21       271     1.40%         1.07%       -21.97%
 Real Estate Securities
 Fund...................  18,334   12.74       234     1.40%         4.95%        10.27%
 Global Income Fund.....  18,108    9.34       169     1.40%         0.00%        -3.06%
 Mid-Cap Value Equity
 Fund...................  72,587   11.85       860     1.40%         1.07%        -1.09%
 Income Fund............ 107,991   11.58     1,251     1.40%         7.43%         5.92%
 U.S. Equity Fund....... 290,715   11.09     3,224     1.40%         1.06%        -9.76%
 Premier Growth Equity
 Fund................... 217,761    8.76     1,908     1.40%         0.14%       -10.42%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 205,859   10.61     2,184     1.40%         1.18%        -6.29%
 Growth Portfolio....... 220,112   10.78     2,373     1.40%         0.07%       -18.81%
 Overseas Portfolio.....  76,209    8.34       636     1.40%         4.13%       -22.28%
Variable Insurance
Products Fund II:
 Asset Manager
 Portfolio..............  38,600   10.20       394     1.40%         3.25%        -5.44%
 Contrafund Portfolio... 292,608   10.55     3,087     1.40%         0.77%       -13.48%
Variable Insurance
Products Fund III:
 Growth & Income
 Portfolio.............. 129,686   10.00     1,297     1.40%         1.05%       -10.03%
 Growth Opportunities
 Portfolio.............. 107,227    7.78       834     1.40%         0.34%       -15.63%
Oppenheimer Variable
Account Funds:
 High Income Fund/VA....  95,224    9.26       882     1.40%         7.44%         0.54%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                Net Assets         Expenses as a Investment
                         ------------------------- % of Average    Income
                          Units  Unit Value  000s   Net Assets     Ratio    Total Return
                         ------- ---------- ------ ------------- ---------- ------------
Type I:
 Bond Fund/VA........... 174,178   $11.01   $1,918     1.40%        6.25%        6.27%
 Aggressive Growth
  Fund/VA............... 105,970    10.58    1,121     1.40%        0.97%      -32.24%
 Capital Appreciation
  Fund/VA............... 144,983    12.40    1,798     1.40%        0.55%      -13.81%
 Multiple Strategies
  Fund/VA...............  79,586    11.58      922     1.40%        2.48%        0.78%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  86,104    10.49      903     1.40%        1.30%       -5.56%
 High Income Bond Fund
  II....................  35,628     8.75      312     1.40%        9.96%       -0.04%
 Utility Fund II........  66,291     8.37      555     1.40%        3.17%      -14.93%
Janus Aspen Series:
 Balanced Portfolio..... 463,443    12.67    5,872     1.40%        1.40%       -6.01%
 Aggressive Growth
  Portfolio............. 362,970    10.29    3,735     1.40%        0.00%      -40.30%
 Growth Portfolio....... 320,393     9.91    3,175     1.40%        0.02%      -25.79%
 Worldwide Growth
  Portfolio............. 307,051    10.22    3,138     1.40%        0.25%      -23.53%
 Flexible Income
  Portfolio.............  19,390    11.41      221     1.40%        3.49%        6.22%
 International Growth
  Portfolio............. 157,443    10.49    1,652     1.40%        0.33%      -24.32%
 Capital Appreciation
  Portfolio............. 395,372    11.77    4,654     1.40%        0.43%      -22.78%
Alger American Fund:
 Small Capitalization
  Portfolio............. 120,238     7.29      877     1.40%        0.05%      -30.51%
 LargeCap Growth
  Portfolio............. 116,401    10.67    1,242     1.40%        0.24%      -13.06%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  81,850    11.91      975     1.40%        0.00%      -29.29%
 PBHG Growth II
  Portfolio.............  62,951     9.59      604     1.40%        0.00%      -41.31%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Portfolio.............  49,039     8.33      408     1.40%        0.53%      -10.61%
 Mid-Cap Value
  Portfolio............. 110,847    13.42    1,488     1.40%        1.12%       10.48%
Salomon Brothers
 Variable Series Funds
 Inc:
 Strategic Bond Fund....  14,114    11.15      157     1.40%        8.42%        5.41%
 Investors Fund.........  22,165    11.24      249     1.40%        0.87%       -5.50%
 Total Return Fund......   9,589    10.60      102     1.40%        2.62%       -2.19%

Type II:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....  24,366     9.17      223     1.45%        1.30%      -13.55%
 Money Market Fund...... 108,666     1.01      110     1.45%        3.86%        2.46%
 Mid-Cap Value Equity
  Fund..................   9,068     9.54       87     1.45%        1.07%       -1.14%
 U.S. Equity Fund.......   2,014     9.24       19     1.45%        1.06%       -9.81%
 Premier Growth Equity
  Fund..................   2,290     9.31       21     1.45%        0.14%      -10.47%
 Value Equity Fund......   2,533     9.17       23     1.45%        1.11%      -10.08%
 Small-Cap Value Equity
  Fund..................   9,466    10.74      102     1.45%        0.66%        8.37%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............  16,406     9.24      152     1.45%        0.00%       -6.61%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment
                          Units  Unit Value 000s  Net Assets   Income Ratio Total Return
                          ------ ---------- ---- ------------- ------------ ------------
 Growth Portfolio.......   6,389   $8.89    $57      1.45%         0.00%       -19.07%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   3,048    9.44     29      1.45%         0.00%       -13.74%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   4,205    9.49     40      1.45%         0.00%       -10.33%
 Mid-Cap Portfolio......   9,631   10.21     98      1.45%         0.00%        -4.92%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............   3,283    9.41     31      1.45%         0.00%       -13.46%
 Main Street Growth &
  Income Fund/VA........  12,321    9.21    113      1.45%         0.00%       -11.58%
Federated Insurance
 Series:
 International Small
  Company Fund II.......      30    7.83    --       1.45%         0.00%       -31.04%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   2,238    9.59     21      1.45%         0.00%        -0.10%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   1,137   10.19     12      1.45%         0.00%       -17.97%
 Global Technology
  Portfolio.............   2,389    7.93     19      1.45%         0.00%       -38.23%
 Aggressive Growth
  Portfolio.............   4,528    7.87     36      1.45%         0.00%       -40.47%
 Balanced Portfolio.....  33,503    9.72    326      1.45%         1.84%        -6.29%
 Capital Appreciation
  Portfolio.............   3,985    8.58     34      1.45%         0.27%       -22.97%
 Growth Portfolio.......   4,940    8.11     40      1.45%         0.00%       -26.00%
 International Growth
  Portfolio.............   1,742    8.55     15      1.45%         0.19%       -24.55%
 Worldwide Growth
  Portfolio.............   2,421    8.54     21      1.45%         0.13%       -23.75%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   1,017   10.35     11      1.45%         0.75%         6.02%
 Long-Term U.S.
  Government Bond
  Portfolio.............  12,309   10.67    131      1.45%         0.94%         4.31%
 High Yield Bond
  Portfolio.............   5,392   10.04     54      1.45%         2.06%         0.80%
 Total Return Bond
  Portfolio.............  13,530   10.56    143      1.45%         0.87%         6.78%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....   4,333    8.92     39      1.45%         0.00%       -24.40%
 AIM V.I. Growth Fund...   4,761    8.75     42      1.45%         0.51%       -34.85%
 AIM V.I. Value Fund....  14,343    9.06    130      1.45%         0.22%       -13.84%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     245    9.82      2      1.45%         1.13%         1.82%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............   1,048    8.63      9      1.45%         0.02%       -23.71%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........   2,249    8.68     20      1.45%         0.00%       -25.93%
 MFS Investors Trust
  Series................   2,238    9.00     20      1.45%         0.00%       -17.33%
 MFS New Discovery
  Series................     428    9.70      4      1.45%         0.00%        -6.64%
 MFS Utility Series.....   4,890    7.91     39      1.45%         0.00%       -25.55%
Rydex Variable Trust:
 OTC Fund...............     308    8.59      3      1.45%         0.00%       -36.12%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  32,844    9.29    305      1.45%         0.00%        -1.31%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment
                          Units  Unit Value 000s  Net Assets   Income Ratio Total Return
                          ------ ---------- ---- ------------- ------------ ------------
 Premier Growth
  Portfolio.............  20,916   $8.85    $185     1.45%         0.00%       -18.61%
 Quasar Portfolio.......     386    9.39       4     1.45%         0.00%       -14.13%
Type III:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....   2,381    9.16      22     1.65%         1.30%       -13.72%
 Money Market Fund......   9,904    1.01      10     1.65%         3.86%         2.25%
 U.S. Equity Fund.......      28    9.23     --      1.65%         1.06%        -9.99%
 Premier Growth Equity
  Fund..................      29    9.30     --      1.65%         0.14%       -10.65%
 Small-Cap Value Equity
  Fund..................   1,266   10.73      14     1.65%         0.66%         8.15%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   2,062    9.23      19     1.65%         0.00%        -6.80%
 Growth Portfolio.......     468    8.88       4     1.65%         0.00%       -19.23%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...     808    9.43       8     1.65%         0.00%       -13.92%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............     158    9.47       1     1.65%         0.00%       -10.52%
 Mid Cap Portfolio......   1,571   10.20      16     1.65%         0.00%        -5.12%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............     924    9.39       9     1.65%         0.00%       -13.63%
 Main Street Growth &
  Income Fund/VA........   2,197    9.20      20     1.65%         0.00%       -11.76%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................      53    9.58       1     1.65%         0.00%        -0.31%
Janus Aspen Series --
  Service Shares:
 Global Technology
  Portfolio.............     333    7.93       3     1.65%         0.00%       -38.36%
 Balanced Portfolio.....   2,523    9.70      24     1.65%         1.84%        -6.48%
 Capital Appreciation
  Portfolio.............   1,718    8.57      15     1.65%         0.27%       -23.13%
 International Growth
  Portfolio.............     470    8.54       4     1.65%         0.19%       -24.70%
 Worldwide Growth
  Portfolio.............     440    8.53       4     1.65%         0.13%       -23.90%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     797   10.34       8     1.65%         0.75%         5.80%
 Long-Term U.S.
  Government Bond
  Portfolio.............  10,046   10.66     107     1.65%         0.94%         4.09%
 High Yield Bond
  Portfolio.............     317   10.03       3     1.65%         2.06%         0.59%
 Total Return Bond
  Portfolio.............   8,306   10.55      88     1.65%         0.87%         6.57%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....     302    8.91       3     1.65%         0.00%       -24.56%
 AIM V.I. Value Fund....   4,725    9.05      43     1.65%         0.22%       -14.02%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........     504    8.67       4     1.65%         0.00%       -26.08%
 MFS Investors Trust
  Series................     426    8.99       4     1.65%         0.00%       -17.49%
 MFS Utility Series.....      62    7.90     --      1.65%         0.00%       -25.70%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  16,785    9.28     156     1.65%         0.00%        -1.51%
 Premier Growth
  Portfolio.............   2,429    8.84      21     1.65%         0.00%       -18.77%